                                                       Registration No. 33-83604
                                                                        811-8746


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 12

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Post-Effective Amendment No. 1

                      ALLMERICA SELECT SEPARATE ACCOUNT II
            OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)


             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               440 Lincoln Street
                               Worcester, MA 01653
                     (Address of Principal Executive Office)

                          Charles F. Cronin, Secretary
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

                    immediately upon filing pursuant to paragraph (b)
             ------
                    on May 1, 2003 pursuant to paragraph (b)
             ------
                    60 days after filing pursuant to paragraph (a) (1)
             ------
               X    on May 1, 2003 pursuant to paragraph (a) (1)
             ------
                    this post-effective amendment designates a new effective
             ------
                    date for a previously filed post-effective amendment.


                         FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2002 will be filed on or before March 30, 2003.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about Allmerica Select Life, an individual flexible premium variable life insurance policy issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New
York) or by First Allmerica Financial Life Insurance Company (in New York) to applicants who are Age 85 years old (Age 80 in New York) and under at the time of purchase.

The policies are funded through Allmerica Select Separate Account II of Allmerica Financial and Allmerica Select Separate Account II of First Allmerica, each a separate investment account collectively referred to in this prospectus as the Variable Account, and a fixed-interest account of each Company collectively referred to as the General Account. The Variable Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Underlying Funds:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)
AIT Equity Index Fund
AIT Money Market
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund
AIT Select Growth and Income Fund
AIT Select Growth Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Aggressive Growth Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
Alliance Growth and Income Portfolio
Alliance Premier Growth Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Small Cap Fund
FT VIP Mutual Shares Securities Fund

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF Health Sciences Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

A STATEMENT OF ADDITIONAL INFORMATION DATED _______ CONTAINING MORE INFORMATION ABOUT THE POLICY IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. A COPY MAY BE OBTAINED FREE OF CHARGE BY CALLING 800- _________. THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION CAN ALSO BE OBTAINED FROM THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE (http://www.sec.gov).

THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.
                              DATED ______ __, 2003

                                TABLE OF CONTENTS

SUMMARY OF RISKS AND BENEFITS
   What are the Policy's Benefits?
   What are the Policy's Risks?

SUMMARY OF RISKS AND BENEFITS:  FEE TABLES
   Transaction Fees
   Periodic Charges Other than Fund Operating Expenses
   Annual Fund Operating Expenses

THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS
   What is the Company?
   What is the Variable Account?
   What are the Funds?

THE POLICY
   How do I communicate with the Company? How do I apply for a Policy?
   Can I examine and cancel the Policy or an increase in Face Amount?
   Is there a Paid-up Insurance Option?
   Does the Company support Incentive Funding Discounting?
   How do I make Payments?
   How do I allocate my Net Payments?
   Can I make transfers?
   Is the transfer privilege subject to any limitations?
   Are there restrictions on market timers?
   Is there a Dollar-Cost Averaging Option or Automatic Rebalancing Option?
   Can I make future changes under my Policy?
   How do I change the Face Amount of my Policy?
   Can I convert my Policy into a fixed policy?
   Can I make Policy Loans?
   Are Policy Loans permitted if the Policy was issued in connection with a TSA Plan?
   Can I surrender the Policy?
   Can I make partial withdrawals?
   What is the Policy Value?

THE DEATH BENEFIT
   What are the Level Option and the Adjustable Option?
   Can I change the Death Benefit Option?
   Is a Guaranteed Death Benefit available?
   What are the Death Benefit Payment Options?

TERMINATION AND REINSTATEMENT
   What are the termination provisions of the Policy?
   What are the reinstatement provisions of the Policy?

CHARGES AND DEDUCTIONS
   What charges are deducted from Payments?
   What are the Monthly Insurance Protection charges?
   How are the Insurance Protection Rates determined?
   What charges are made against or reflected in the assets of the Variable Account?
   How is the Surrender Charge calculated?
   What charges apply to a Partial Withdrawal?
   What are the Transfer Charges?

   What is the charge for an increase in the Face Amount?
   Are there any other administrative charges?
   Does the Company waive charges for any classes of Policyowners?

FEDERAL TAX CONSIDERATIONS
   How are the Company and the Variable Account taxed? How are the Policies taxed?
   How are Policy loans taxed?
   What are Modified Endowment Policies and how are they taxed?
   What are the diversification requirements for the Variable Account?
   Can I be considered the owner of the Variable Account assets for tax purposes?

OTHER INFORMATION
   Are there other important Policy provisions? Can the Company delay payments to me?
   Do I have any voting rights?
   What reports will I receive concerning my Policy?
   Are there any pending legal proceedings involving the Variable Account?
   May the Company add, delete or substitute Funds?
   What is mixed and shared funding? Who are the independent accountants of the Company?
   Where can I find the financial statements of the Company and the Variable Account?

MORE INFORMATION ABOUT THE FIXED ACCOUNT

GLOSSARY OF SPECIAL TERMS

                          SUMMARY OF RISKS AND BENEFITS

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The remainder of this Prospectus offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Variable Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments, and making planned payments will not guarantee that the Policy will remain in force.

WHAT ARE THE POLICY'S BENEFITS?

While the Policy is in force, it will provide:

     -    Life insurance coverage on the named Insured
     -    Policy Value
     -    Surrender rights and partial withdrawal rights
     -    Loan privileges

Other optional benefits available through the policy include:

     - Waiver of Premium Rider - This Rider provides that, during periods of total disability continuing more than four months, the Company will add to the Policy Value each month an amount selected by you or the amount needed to pay the Policy charges, whichever is greater. This value will be used to keep the Policy in force. This benefit is subject to the Company's maximum issue benefits. Its cost will change yearly.

     - Guaranteed Insurability Rider - This rider guarantees that insurance may be added at various option dates without Evidence of Insurability. This benefit may be exercised on the option dates even if the Insured is disabled.

     - Other Insured Rider -- This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "Other Insured" to convert the coverage to a flexible premium adjustable life insurance Policy.

     - Exchange Option Rider -- This Rider allows you to use the Policy to insure a different person, subject to Company guidelines.

     - Living Benefits Rider -- This Rider permits part of the proceeds of the Policy to be available before death if the Insured becomes terminally ill or is permanently confined to a nursing home.

     - Guaranteed Death Benefit Rider -- This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, (a) guarantees that the Policy will not lapse regardless of the performance of the Variable Account, and (b) provides a guaranteed net death benefit.

WHAT ARE THE POLICY'S RISKS?

There are certain risks associated with the Policy:

     - There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or if Outstanding Loans exceed the Policy Value less surrender charges.

     - The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit is in effect. The Guaranteed Death Benefit may not be available in all states.

     - Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value, and will reduce the Death Benefit. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy loan may have tax consequences.

     - Surrender of the Policy may be subject to a substantial surrender charge. Partial Withdrawals may be subject to surrender charges and a Partial Withdrawal Charge.

     - A Policy may be considered a "modified endowment contract" if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. In addition, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.

     - Each Fund is subject to investment risks and other risks. We do not promise that the Funds will meet their investment objectives. Amounts that you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Sub-Accounts invest. Your bear the investment risk that those Funds possibly will not meet their investment objectives. A description of each Fund's investment policies and a comprehensive discussion of the risks of each Fund may by found in the Fund's prospectus.

                    SUMMARY OF RISKS AND BENEFITS: FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES

                    CHARGE                       WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
-----------------------------------------------  --------------------------   --------------------------------------
MAXIMUM SALES CHARGE IMPOSED ON PREMIUMS (LOAD)         From Payments                          0.50%
PREMIUM TAXES                                           From Payments                          2.50%

                                                                                        (1.25% IN NEW YORK)

DEFERRED ACQUISITION COSTS                              From Payments                          1.00%
("DAC TAX" CHARGE)

                                                 Upon Surrender or a          Varies based on individual
SURRENDER CHARGE*                                Decrease in Face Amount      characteristics (sexes, issue ages and
                                                 for up to 10 years from      underwriting classes) of the
    MINIMUM AND MAXIMUM CHARGE                   Date of Issue of the         Insureds.  Considering all possible
                                                 Policy or from the date of   combinations of sexes, issue ages and
                                                 increase in Face Amount,     underwriting classes of the Insureds,
                                                 respectively.                the minimum is $9.21 (for a Female
                                                                              Standard Smoker Age 0) and the maximum
                                                                              is $54.71 (for a Male Standard Smoker
                                                                              Age 80) per $1000 of Face Amount.

   CHARGE FOR A REPRESENTATIVE POLICY OWNER                                   For a Male Standard Non-Smoker Age 45,
                                                                              the rate is $13.30 per $1000 of Face
                                                                              Amount.

PARTIAL WITHDRAWAL CHARGE**                      Upon Partial Withdrawals     5% of any withdrawals in excess of the
                                                 in excess of the Free 10%    Free 10% Withdrawal amount.
                                                 Withdrawal Amount

PARTIAL WITHDRAWAL TRANSACTION                   Upon any Partial Withdrawal  2% of the amount withdrawn, not to
FEE                                                                           exceed $25

ELECTING OPTIONAL GUARANTEED                     Upon election of the         $25 administrative fee
DEATH BENEFIT                                    Guaranteed Death Benefit

INCREASE IN FACE AMOUNT                          Upon increasing the Face     Currently $40.  Any future charge is
                                                 Amount of the Policy         guaranteed not to exceed $50.

TRANSFER CHARGES                                 Upon the 13th transfer and   Currently $10 per transfer, guaranteed
                                                 each subsequent transfers    not to exceed $25 per transfer.
                                                 in a Policy Year.

CHANGING NET PAYMENT ALLOCATION                  Upon changing allocations    Currently there is no charge.  Any
                                                 of Net Payments              future charge is guaranteed not to
                                                                              exceed $25.

CHANGING MONTHLY DEDUCTION ALLOCATION            Upon changing allocation
                                                 of the Monthly Deduction

PROVIDING A PROJECTION OF VALUES                 Upon requesting a
                                                 projection of values

* This charge applies only on a full surrender or decrease in face amount within ten years of the date of issue or of an increase in face amount. The maximum surrender charge has two parts: (1) a deferred administrative charge of $8.50 per thousands dollars of the initial face amount or increase; and (2) a deferred sales charge of 28.5% of payments received or associated with the increase up to the guideline annual premium for the increase. The maximum surrender charge is level for the first 24 Policy months, then reduces by 1/96ath per moth, reaching zero after 10 Policy years.

The surrender charge shown in the table may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the front cover of this Prospectus or contact your financial representative.

** The Company will reduce the amount of the Policy's outstanding Surrender Charge by the amount of the Partial Withdrawal Charge. If no Surrender Charges apply to the Policy at the time of a withdrawal, no partial withdrawal charge will apply to that withdrawal.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FUND FEES AND EXPENSES. EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOU POLICY VALUE AS PART OF THE MONTHLY DEDUCTION.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

                    CHARGE                        WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
-----------------------------------------------   ------------------------    ----------------------------------------
COST OF INSURANCE*                                        Monthly             Varies based on individual
                                                                              characteristics (sexes, issue ages and
                                                                              underwriting classes) of the Insureds

      MINIMUM AND MAXIMUM CHARGE                                              Considering all possible combinations
                                                                              of sexes, issue ages and underwriting
                                                                              classes of the Insureds, per $1,000 of
                                                                              original Face Amount: the minimum is
                                                                              $0.0461 (for Female Preferred Smoker
                                                                              Age 8) and the maximum is $83.333 (for
                                                                              a Male Sub-Standard Smoker Rated 500%
                                                                              Age 94).

    CHARGE FOR A REPRESENTATIVE POLICY OWNER                                  Considering all possible combinations
                                                                              of sexes, issue ages and underwriting
                                                                              classes of the Insureds, per $1,000 of
                                                                              original Face Amount: a representative
                                                                              charge is  $0.2700 (for a Male
                                                                              Standard Non-Smoker Age 45)

MONTHLY ADMINISTRATIVE FEE                                Monthly             $0.00 all years (guaranteed not to
                                                                              exceed $25.00)

MORTALITY AND EXPENSE RISK FEES                            Daily              Annual rate of 0.65% (guaranteed not
                                                                              to exceed 0.80%)

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                     Daily              Annual rate of 0.15% (guaranteed not
                                                  for the first ten Policy    to exceed 0.15%) years 1-10
                                                           years

MONTHLY CHARGES FOR OPTIONAL BENEFITS*                    Monthly             Varies depending upon the optional
                                                                              benefits selected, and by the
                                                                              individual characteristics of the
                                                                              Insureds

SPLIT OPTION RIDER/                               Upon adding the rider to    $20.00 (one-time fee)
EXCHANGE OPTION RIDER                                   the contract

OTHER INSURED RIDER                                       Monthly             Varies based on individual
                                                                              characteristics (sexes, issue ages and
                                                                              underwriting classes) of the Insureds

      MINIMUM AND MAXIMUM CHARGE                                              Considering all possible combinations
                                                                              of sexes, issue ages and underwriting
                                                                              classes of the Insureds, per $1,000 of
                                                                              original Face Amount: the minimum is
                                                                              $0.0461 (for Female Preferred Smoker
                                                                              Age 8) and the maximum is $83.333 (for
                                                                              a Male Sub-Standard Smoker Rated 500%
                                                                              Age 94).

WAIVER OF PREMIUM RIDER                                   Monthly             Varies based on individual
                                                                              characteristics (sexes, issue ages and
                                                                              underwriting classes) of the Insureds

                    CHARGE                        WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
-----------------------------------------------   ------------------------    ----------------------------------------
      MINIMUM AND MAXIMUM CHARGE                                              Considering all possible combinations
                                                                              of sexes, issue ages and underwriting
                                                                              classes of the Insureds, per 1/2 of the
                                                                              monthly benefit: the minimum is $0.04
                                                                              (for Female Preferred Smoker Age 19)
                                                                              and the maximum is $0.35 (for a Male
                                                                              Standard Smoker Rated 250% Age 64).

GUARANTEED INSURABILITY RIDER                             Monthly             Varies based on individual
                                                                              characteristics (sexes, issue ages and
                                                                              underwriting classes) of the Insureds

      MINIMUM AND MAXIMUM CHARGE                                              Considering all possible combinations
                                                                              of sexes, issue ages and underwriting
                                                                              classes of the Insureds, per $1,000 of
                                                                              original Face Amount: the minimum is
                                                                              $0.03 (for Female Preferred Smoker Age
                                                                              6) and the maximum is $1.71 (for a
                                                                              Male Standard Smoker Age 65).

GUARANTEED DEATH BENEFIT RIDER                     Upon adding the rider      $25 (one-time fee)
                                                 (available only at issue)

CHILDREN'S INSURANCE RIDER                                  N/A               N/A


LIVING BENEFIT RIDER                             Upon exercising the rider    $150 (one-time fee) plus a present
                                                                              value of expected premiums associated
                                                                              with the benefit calculated from the
                                                                              point in time the rider is exercised

PAID-UP INSURANCE OPTION                                    N/A                                None

* The charges vary based on individual characteristics such as the age, Policy year, underwriting class, Face Amount and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate that the guaranteed rate shown in your Policy. We calculate a separate cost of insurance rate for any increase in the Face Amount based on the Insured's circumstances at the time of the increase.

The charges shown in the table may not be representative of the charges that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or by contacting your financial representative.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSED CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                         ANNUAL FUND OPERATING EXPENSES

    TOTAL ANNUAL FUND OPERATING EXPENSES                       MINIMUM                           MAXIMUM
    ------------------------------------                       -------                           -------
(expenses that are deducted from Fund assets,                   X.XX%                             X.XX%
including management fees, distribution and/or
service fees (12b-1 fees) and other expenses)

The table above shows the minimum and maximum expenses of the Funds during 2002. The levels of fees and expenses vary amount the Underlying Funds, and may vary from year to year.

                 THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS

WHAT IS THE COMPANY?

Unless otherwise specified, any reference to the "Company" refers exclusively to First Allmerica Financial Life Insurance Company ("First Allmerica") for Policies issued in Hawaii and New York, and exclusively to Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") for Policies issued in all other jurisdictions.

First Allmerica, originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Allmerica Financial is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Allmerica Financial was a direct subsidiary of First Allmerica, which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of AFC, and First Allmerica became a direct subsidiary of Allmerica Financial. As of December 31, 2002, Allmerica Financial and First Allmerica had over $____ billion in combined assets and over $____ billion of life insurance in force. The principal office of the companies is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").

Allmerica Financial and First Allmerica are subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the are subject to the insurance laws and regulations of other states and jurisdictions in which they are licensed to operate.

WHAT IS THE VARIABLE ACCOUNT?

In this prospectus, "Variable Account" collectively refers to the Allmerica Select Separate Account II of Allmerica Financial and the Allmerica Select Separate Account II of First Allmerica. The Variable Account is a separate investment account compromised of sub-accounts. Each sub-account invests in a corresponding investment portfolio ("Fund") of a management investment company. The assets used to fund the variable portion of the Policy are set aside in the Variable Account, and are kept separate from the general assets of the Company. Under Massachusetts law, assets equal to the reserves and other liabilities of the Variable Account may not be charged with any liabilities arising out of any other business of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains or capital losses of the Company, or the other Sub-Accounts.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the sub-accounts. The Company may also offer other variable life insurance policies investing in the Variable Account , which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds that are not available to the Policies described in this prospectus.

WHAT ARE THE FUNDS?

Each sub-account invests in a corresponding investment portfolio ("Fund") of an open-end management investment company. The Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Funds may manage publicly traded mutual funds with similar names and objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Furnds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Funds is set forth below. Certain Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. If you do not have a Prospectus for a particular Fund, please contact us at the address or telephone number listed on the back cover of this Prospectus.

ALLMERICA INVESTMENT TRUST
ADVISER:  ALLMERICA FINANCIAL INVESTMENT MANAGEMENT SERVICES, INC.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective. The sub-advisers are UBS Global Asset Management (Americas), Inc. and Goldman Sachs Asset Management.

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks. The sub-adviser is Opus Investment Management, Inc.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements. The sub-adviser is Opus Investment Management, Inc.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. The sub-adviser is Opus Investment Management, Inc.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation. The sub-advisers are Massachusetts Financial Services Company and Jennison Associates LLC.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration, and any income realized on the Fund's investments will be incidental to its primary objective. The sub-adviser is T. Rowe Price Associates, Inc.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets. The sub-adviser is Schroder Investment Management North America Inc.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. The sub-adviser is J.P. Morgan Investment Management Inc.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The sub-adviser is Putnam Investment Management, LLC.

AIT SELECT INTERNATIONAL EQUITY FUND-- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The sub-adviser is Bank of Ireland Asset Management (U.S.) Limited.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management. The sub-adviser is Opus Investment Management, Inc.

AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation. The sub-adviser is TCW Investment Management Company.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities. The sub-adviser is Western Asset Management Company.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The sub-adviser is Cramer Rosenthal McGlynn, LLC.

AIM VARIABLE INSURANCE FUNDS
ADVISER:  AIM ADVISORS, INC.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
ADVISER: ALLIANCE CAPITAL MANAGEMENT L.P.

ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income, while also considering growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
ADVISER: FRANKLIN ADVISERS, INC.

FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

INVESCO VARIABLE INVESTMENT FUNDS, INC.
ADVISER:  INVESCO FUNDS GROUP, INC.

INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.

JANUS ASPEN SERIES
ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.

T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE INTERNATIONAL, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO, INC.-- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

                                      * * *

If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

     -    Effective date of the change in the investment policy OR

     -    Receipt of the notice of your right to transfer.

                                   THE POLICY

The Company is not currently issuing new Policies. As of the date of this Prospectus, the Company has effectively ceased issuing new policies, except in connection with certain pre-exisitng contractual plans and programs. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures, for the benefit of the Company's current Policyowners. The Policy together with its attached application constitutes the entire agreement between you and the Company.

HOW DO I COMMUNICATE WITH THE COMPANY?

You may contacting us at the address or telephone number shown on the back cover of this Prospectus or by contacting your financial representative.

EFFECTIVE DATE OF TRANSACTIONS

Once your Policy is in force, the effective date of payments, forms and requests you send is usually determined by the day and time we receive the item in good order at the mailing address that appears in this Prospectus. "Good order" means that we have received all information, letters, forms or other documents, completed to our satisfaction, which we believe are necessary to process the transaction. Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in good order before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request after the close of business on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.

Other forms, notices and requests are normally effective on the day that we receive them in good order, unless the transaction is scheduled to occur on another business day. Assignments, change of owner and change of beneficiary forms are effective as of the day you sign the assignment or form, once we receive them in good order.

WRITTEN REQUESTS

Whenever this Prospectus refers to a communication as a "written request," it means in writing, in form and substance reasonably satisfactory to us, and received at the mailing address indicated on the front cover of this Prospectus. We will process the transaction when the written request is received in good order. For some transactions, including assignments and surrender of the Policy, we require you to use Company-approved forms. You may obtain Company-approved forms by calling 800-366-1492.

TELEPHONE REQUESTS

You have the privilege to make telephone requests. The Company and our agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded.

We cannot guarantee that you will always be able to reach us to complete a telephone transaction. We reserve the right to modify or discontinue the privilege to make requests by telephone at any time without prior notice. Under these circumstances, you should submit your request in writing or other form acceptable to us.

HOW DO I APPLY FOR A POLICY?

The Company is not currently issuing new Policies. The following describes the Company's procedures previously used in issuing the Policies.

Upon receipt at its Principal Office of a completed application from a prospective Policyowner, the Company follows certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination.

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application a payment is made that is equal to at least one minimum monthly payment for the Policy as applied for (up to a maximum of $500,000), the Company provides conditional insurance, subject to the terms of the Conditional Insurance Agreement. This coverage generally continues for a maximum of 90 days from the date of the application or the completion of a medical exam, should one have been required. In no event are any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

If payments are made before the date of issue and acceptance, we allocate the payments to the AIT Money Market Fund within two business days of receipt of the payments at our principal office. If the Policy is not issued and accepted, we return the GREATER of:

     -    The payments OR

     - The value of the amount allocated to the AIT Money Market Fund, which will be net of mortality and expense risk charges, administrative charges and fund expenses.

If the application or enrollment form is approved and the Policy is issued and accepted, we allocate the Policy Value on issuance and acceptance according to your instructions. However, if the Policy provides for a full refund of payments under its "Right to Examine Policy" provision as required in your state, we initially allocate the Sub-Account investments to the AIT Money Market Fund. This allocation to the AIT Money Market Fund is for for:

     -    14 days from issuance and acceptance, except as described below, or

     - 24 days from issuance and acceptance for replacements in states with an extended right to examine, or

     - 34 days from issuance and acceptance for California citizens age 60 and older, who have an extended right to examine, or

     - 60 days from issuance and acceptance if the Policy was purchased in New York as a replacement for an existing Policy

After this, we allocate all amounts according to your investment choices.

CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE AMOUNT?

Yes. The Policy provides for an initial "Free-Look" period. You may cancel the Policy by mailing or delivering the Policy to the Principal Office or an agent of the Company on or before the latest of:

     -    45 days after the application for the Policy is signed, or

     - 10 days after you receive the Policy (or longer if required by state law), or

     - 10 days after the Company mails or personally delivers a notice of withdrawal rights to you.

     - 60 days from issuance and acceptance if the Policy was purchased in New York as a replacement for an existing Policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check, however, may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In all other states or if you purchased the Policy in New York as a replacement, the refund will equal the sum of:

     (1)  Amounts allocated to the Fixed Account, plus

     (2)  the policy value in the Variable Account, plus

     (3)  all fees, charges and taxes which have been imposed .

FREE LOOK WITH FACE AMOUNT INCREASES

After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "Free Look" with respect to the increase. You will have the right to cancel the increase before the latest of:

     -    45 days after the application for the increase is signed, or

     - 10 days after you receive the new specifications pages issued for the increase (or longer if required by state law), or

     - 10 days after the Company mails or delivers a notice of withdrawal rights to you.

Upon canceling the increase, you will receive a credit to your Policy Value of charges deducted for the increase. We will refund to you the amount to be credited if you request. The Company also will waive any surrender charge calculated for the increase.

IS THERE A PAID-UP INSURANCE OPTION?

On written request, you may elect life insurance coverage, usually for a reduced amount, for the life of the Insured with no further premiums due. The paid-up insurance will be the amount, up to the face amount of the Policy, that the surrender value can purchase for a net single premium at the Insured's age and underwriting class on the date this option is elected. If the surrender value exceeds the net single premium, we will pay the excess to you. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Table B for unisex policies) with increases in the tables for non-standard risks. Interest will not be less than 4.5%.

IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING POLICY OWNER RIGHTS AND BENEFITS WILL BE AFFECTED:

     - As described above, the paid-up insurance benefit will be computed differently from the net death benefit and the death benefit options will not apply

     - We will not allow transfers of policy value from the fixed account back to the variable account

     -    You may not make further payments

     - You may not increase or decrease the face amount or make partial withdrawals

     -    Riders will continue only with our consent

You may, after electing paid-up insurance, surrender the Policy for its net cash value. The guaranteed cash value is the net single premium for the paid-up insurance at the Insured's attained age. The net cash value is the cash value less any outstanding loan. We will transfer the policy value in the variable account to the fixed account on the date we receive written request to elect the option.

On election of paid-up insurance, the Policy often will become a modified endowment contract. If a Policy becomes a modified endowment contract, Policy loans or surrender will receive unfavorable federal tax treatment.

DOES THE COMPANY SUPPORT INCENTIVE FUNDING DISCOUNTING?

Yes. The Company will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Internal Revenue Code of 1986 (the "Code"), accumulated from the Date of Issue to the date of qualification. The incentive funding discount is not available in all states.

The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, however, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

HOW DO I MAKE PAYMENTS?

Payments are payable to the Company, and may be mailed to the Principal Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Variable Account or the General Account as of date of receipt at the Principal Office. Payments received before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be credited to the Variable Account or the Fixed Account as of the end of that day. If we receive your payment after the close of business on a business day, your payment or request will be effective as of the end of the next business day.

PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums will not itself cause the Policy to lapse. However, if the optional Guaranteed Death Benefit rider is in effect, certain minimum premium payment tests must be met.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment procedure. Under this procedure, amounts will be deducted each month from your checking account, generally on the Monthly Payment Date, from your checking account and applied as a premium under a Policy. The minimum payment permitted under this procedure is $50.

Premiums are not limited as to frequency and number. No premium payment may be less than $100, however, without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

     - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

     -    Debt does not exceed Policy Value less surrender charges, then

     -    the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy, which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums that shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules. Notwithstanding the current maximum premium limitations, however, the Company will accept a premium that is needed in order to prevent a lapse of the Policy during a Policy year.

HOW DO I ALLOCATE MY NET PAYMENTS?

The Net Premium equals the premium paid less the 3.50% (2.75% in New York) payment expense charge. In the application for a Policy, you indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Variable Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than 20 Sub-Accounts at any one time. The minimum amount that may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums at any time pursuant to written or telephone request. An allocation change will be effective as of the date of receipt of the notice at the Principal Office.

INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience; you bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners should periodically review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

CAN I MAKE TRANSFERS?

Yes. Subject to the Company's then current rules, you may transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. However, the Policy Value held in the General Account to secure a Policy loan may not be transferred. If we receive a transfer request after the close of business (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange, if earlier), it will be effected at the end of the next business day.

IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?

Yes. The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

     -    the minimum or maximum amount that may be transferred,

     - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

     -    the minimum period of time between transfers, and

     -    the maximum number of transfers in a period.

Currently, transfers to and from the General Account are permitted only if:

     - there has been at least a 90-day period since the last transfer from the General Account, and

     - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

If you request a transfer from a Sub-Account that is higher than your Policy Value in the Sub-Account on the Valuation Date for the transfer request (for example, if you request a transfer of $100 from a Sub-Account and the Policy Value in the Sub-Account is only $98 on the Valuation Date), we will transfer all of the Policy Value in the Sub-Account.

Currently, the first 12 transfers in a Policy year will be free of any charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment Policy will not count towards the 12 free transfers.

These rules are subject to change by the Company.

ARE THERE RESTRICTIONS ON MARKET TIMERS?

Yes. The Policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect a Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policyowners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not invest in the Policy.

In order to prevent "market timing" activities that may harm or disadvantage other Policyowners, the Company may (a) reject or restrict any specific purchase and transfer requests and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse purchase or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain transfers requested by market timers and may refuse such transfer requests without prior notice. We reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policyowners. If any of these actions are taken, we will notify the market timer of the action as soon as practicable.

IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC REBALANCING OPTION?

Yes. You may have automatic transfers of at least $100 a month made on a periodic basis:

     - from the Sub-Accounts which invest in the AIT Money Market Fund and AIT Government Bond Fund, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

     - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

If the policy goes into a grace period (see WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?, under TERMINATION AND REINSTATEMENT), automatic Dollar Cost Averaging and Automatic Account Rebalancing transactions are suspended. If you make sufficient payments to keep the policy in force, Dollar Cost Averaging and Automatic Account Rebalancing will resume with the next scheduled automatic transaction.

CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

     -    Cancel your Policy under its right-to-examine provision
     -    Transfer your ownership to someone else
     -    Change the beneficiary
     - Change the allocation of payments, with no tax consequences under current law
     -    Make transfers of policy value among the funds
     -    Adjust the death benefit by increasing or decreasing the face amount
     - Change your choice of death benefit options between the Level Option and Adjustable Option
     -    Add or remove optional insurance benefits provided by Rider

HOW DO I CHANGE THE FACE AMOUNT OF MY POLICY?

Subject to certain limitations, you may increase or decrease the specified Face Amount of a Policy at any time by submitting a Written Request to the Company.

You may increase or decrease the face amount by written request. An increase or decrease in the face amount takes effect on the LATEST of the:

     - The monthly processing date on or next following date of receipt of your written request OR
     - The date of approval of your written request, if evidence of insurability is required

INCREASES IN THE FACE AMOUNT

You must submit satisfactory evidence of insurability with your written request for an increase. The consent of the

Insured is also required whenever the face amount is increased. An increase in face amount may not be less than $10,000. You may not increase the face amount after the Insured reaches age 80. A written request for an increase must include a payment if the surrender value is less than the sum of:

     -    $50 PLUS

     -    Two minimum monthly payments

On the effective date of each increase in face amount, we will deduct a transaction charge of $50 from policy value for administrative costs. We will also compute a surrender charge for the increase. An increase in the face amount will increase the insurance protection amount and, therefore, the monthly insurance protection charges.

After increasing the face amount, you will have the right, during a free-look period, to have the increase canceled. See THE POLICY -- "FREE-LOOK PERIOD." If you exercise this right, we will credit to your Policy the charges deducted for the increase, unless you request a refund of these charges.

An increase in the Face Amount generally will affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge also will be calculated for the increase.

DECREASES IN THE FACE AMOUNT

You may decrease the face amount by written request. The minimum amount for a decrease in face amount is $10,000. The minimum face amount in force after a decrease is $40,000. We may limit the decrease or return policy value to you, as you choose, if the Policy would not comply with the maximum payment limitation under federal tax law. A return of policy value may result in tax liability to you.

A decrease in the face amount will lower the insurance protection amount and, therefore, the monthly insurance protection charge. In computing the monthly insurance protection charge, a decrease in the face amount will reduce the face amount in the following order:

     -    the Face Amount provided by the most recent increase;
     -    the next most recent increases successively; and
     -    the initial Face Amount

On a decrease in the face amount, we will deduct from the policy value a transaction charge of $50 and, if applicable, any surrender charge. You may allocate the deduction to one sub-account. If you make no allocation, we will make a pro-rata allocation. We will reduce the surrender charge by the amount of any surrender charge deducted.

CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Variable Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Variable Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, at your request the Company will issue a flexible premium adjustable life insurance Policy to you. The new Policy will have the same Face Amount, Issue Age, Dates of Issue, and Premium Class as the original Policy.

CAN I MAKE POLICY LOANS?

You may borrow money secured by your policy value. The total amount you may borrow, including any outstanding loan, is the loan value. In the first Policy year, the loan value is 75% of:

     -    The policy value MINUS

     - Any surrender charges, unpaid monthly insurance protection charges and outstanding loan interest through the end of the Policy year

After the first Policy year, the loan value is 90% of:

     -    The policy value MINUS

     -    Any surrender charges

There is no minimum loan. We will usually pay the loan within seven days after we receive the written request. We may delay the payment of loans as stated in OTHER POLICY PROVISIONS -- "DELAY OF PAYMENTS."

We will allocate the loan among the sub-accounts and the fixed account according to your instructions. If you do not make an allocation, we will make a pro-rata allocation. We will transfer policy value in each sub-account equal to the Policy loan to the fixed account. We will not count this transfer as a transfer subject to the transfer charge.

Policy value equal to the outstanding loan will earn monthly interest in the fixed account at an annual rate of at least 6.0% (at least 8.0% for preferred loans). NO OTHER INTEREST WILL BE CREDITED.

If you are a participant under a Section 403(b) TSA plan and purchased the Policy in connection with the plan, your Policy loan rights are limited. See "POLICIES ISSUED IN CONNECTION WITH TSA PLANS" below, and FEDERAL TAX CONSIDERATIONS -- "POLICIES ISSUED IN CONNECTION WITH TSA PLANS."

PREFERRED LOAN OPTION

This option is available to you upon written request after the first Policy year. You may change a preferred loan to a non-preferred loan at any time upon written request. It may be revoked by you at any time. A request for a preferred loan after the Final Payment Date will terminate the optional Guaranteed Death Benefit Rider.

The preferred loan option is available during Policy years 2-10 only if your policy value, minus the surrender charge, is $50,000 or more. The option applies to up to 10% of this amount. After the 10th Policy year, the preferred loan option is available on all loans or on all or a part of the loan value as you request. The guaranteed annual interest rate credited to the policy value securing a preferred loan is at least 8%.

There is some uncertainty as to the tax treatment of preferred loans, which may be treated as a taxable distribution from the Policy. Please consult a qualified tax adviser. THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist.

 Interest not paid when due will be added to the loan amount and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will the transfer Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS

You may pay any loans before Policy lapse. We will allocate that part of the policy value in the fixed account that secured a repaid loan to the sub-accounts and fixed account according to your instructions. If you do not make a repayment allocation, we will allocate policy value according to your most recent payment allocation instructions. However, loan repayments allocated to the variable account cannot exceed policy value previously transferred from the variable account to secure the outstanding loan.

If the outstanding loan exceeds the policy value less the surrender charge, the Policy will terminate. We will mail a notice of termination to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. The foreclosure of an outstanding loan will terminate the optional Guaranteed Death Benefit Rider.

EFFECT OF POLICY LOANS

We will deduct any outstanding loan from the proceeds payable when the Insured dies or from a surrender. Although Policy loans may be repaid at any time prior to the lapse of the Policy, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account attributable to the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon the death of the Insured or surrender.

ARE POLICY LOANS PERMITTED IF THE POLICY WAS ISSUED IN CONNECTION WITH A TSA
PLAN?

If your Policy was issued in connection with a TSA plan, Policy loans are permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code Section 72(p), the TSA plan may become disqualified and Policy Values may be includible in your current income. Policy loans must meet the following additional requirements:

     - Loans must be repaid within five years, except when the loan is used to acquire any dwelling unit which within a reasonable time is to be used as the Policy owner's principal residence.

     - All Policy loans must be amortized on a level basis with loan repayments being made not less frequently than quarterly.

     - The sum of all outstanding loan balances for all loans from all of your TSA plans may not exceed the lesser of:

          - $50,000 reduced by the excess (if any) of the highest outstanding balance of loans from all of the Policy owner's TSA plans during the one-year period preceding the date of the loan, minus the outstanding balance of loans from the Policy owner's TSA plans on the date on which such loan was made;

                                       OR

          - 50% of the Policy owner's non-forfeitable accrued benefit in all of his/her TSA plans, but not less than $10,000.

A QUALIFIED TAX ADVISER SHOULD BE CONSULTED BEFORE REQUESTING A POLICY LOAN IN CONNECTION WITH A TSA PLAN.

CAN I SURRENDER THE POLICY?

You may surrender the Policy and receive its surrender value. The surrender value is:

-        The policy value MINUS
-        Any outstanding loan and surrender charges

We will compute the surrender value on the valuation date on which we receive the Policy with a written request for surrender. We will deduct a surrender charge if you surrender the Policy within 10 full Policy years of the date of issue or increase in face amount. See CHARGES AND DEDUCTIONS.

The surrender value may be paid in a lump sum or under a payment option then offered by us. We will normally pay the surrender value within seven days following our receipt of written request. We may delay benefit payments under certain circumstances.

For important tax consequences of a surrender, see FEDERAL TAX CONSIDERATIONS. If the Policy is issued in connection with a Section 403(b) Plan, your surrender rights may be restricted. See FEDERAL TAX CONSIDERATIONS --POLICIES ISSUED IN CONNECTION WITH TSA PLANS."

CAN I MAKE PARTIAL WITHDRAWALS?

Yes. After the first Policy year, you may withdraw part of the surrender value of your Policy on written request. Your written request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the sub-accounts and the fixed account. If you do not provide allocation instructions, we will make a pro-rata allocation. Each partial withdrawal must be at least $500. Under the Level Option, the face amount is reduced by the partial withdrawal. We will not allow a partial withdrawal if it would reduce the Level Option face amount below $40,000.

A withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge. Normally, the Company will pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances.

For important tax consequences of partial withdrawals, see FEDERAL TAX CONSIDERATIONS. If the Policy is issued in connection with a Section 403(b) Plan, your withdrawal rights may be restricted. See FEDERAL TAX
CONSIDERATIONS -- "POLICIES ISSUED IN CONNECTION WITH TSA PLANS."

WHAT IS THE POLICY VALUE?

The Policy Value is the total value of your Policy. It is the SUM of your accumulation in the fixed account PLUS The value of your units in the sub-accounts There is no guaranteed minimum policy value. Policy value on any date depends on variables that cannot be predetermined.

Your policy value is affected by the:

     -    Frequency and amount of your net payments
     -    Interest credited in the fixed account
     -    Investment performance of your sub-accounts
     -    Partial withdrawals
     -    Loans, loan repayments and loan interest paid or credited
     -    Charges and deductions under the Policy
     -    The death benefit option

COMPUTING POLICY VALUE

We compute the policy value on the date of issue and on each valuation date. On the date of issue, the policy value is:

     - The value of the amount allocated to the money market fund, net of mortality and expense risk charges, administrative charges and fund expenses, MINUS

     -    The monthly insurance protection charge due

On each valuation date after the date of issue, the policy value is the SUM of accumulations in the fixed account PLUS The SUM of the PRODUCTS of:

     -    The number of units in each sub-account TIMES

     -    The value of a unit in each sub-account on the valuation date

THE UNIT

We allocate each net payment to the sub-accounts you selected. We credit allocations to the sub-accounts as units. Units are credited separately for each sub-account.

The number of units of each sub-account credited to the Policy is the QUOTIENT of:

     -    That part of the net payment allocated to the sub-account DIVIDED BY

     - The dollar value of a unit on the valuation date the payment is received at our principal office

The number of units will remain fixed unless changed by a split of unit value, transfer, partial withdrawal or surrender.

Also, each deduction of charges from a sub-account will result in cancellation of units equal in value to the amount deducted.

The dollar value of a unit of a sub-account varies from valuation date to valuation date based on the investment experience of that sub-account. This investment experience reflects the investment performance, expenses and charges of the fund in which the sub-account invests. The value of each unit was set at $1.00 on the first valuation date of each sub-account. The value of a unit on any valuation date is the PRODUCT of:

     -    The dollar value of the unit on the preceding valuation date TIMES

     -    The net investment factor

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a sub-account during the valuation period just ended. The net investment factor for each sub-account is 1.0000 PLUS the QUOTIENT of:

     - The investment income of that sub-account for the valuation period, adjusted for realized and unrealized capital gains and losses and for taxes during the valuation period, DIVIDED BY

     - The value of that sub-account's assets at the beginning of the valuation period MINUS

     - The mortality and expense risk charge for each day in the valuation period currently at an annual rate of 0.65% of the daily net asset value of that sub-account AND

     - The administrative charge for each day in the valuation period at an annual rate of 0.15% of the daily net asset value of that sub-account (only during the first ten Policy years)

The net investment factor may be greater or less than one. Therefore, the value of a Unit may increase or decrease. You bear the investment risk.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See
__________________________.

                                THE DEATH BENEFIT

The Policy provides two death benefit options: The Level Option and the Adjustable Option (for more information, see WHAT ARE THE LEVEL OPTION AND ADJUSTABLE OPTION?, below). If the Policy is in force on the Insured's death, we will, with due proof of death, pay the net death benefit under the applicable death benefit option to the named beneficiary. We will normally pay the net death benefit within seven days of receiving due proof of the Insured's death, but we may delay payment of net death benefits. See OTHER POLICY PROVISIONS -- "DELAY OF PAYMENTS." The beneficiary may receive the net death benefit in a lump sum or under a payment option.

Before the final payment date, the net death benefit is:

     - The death benefit provided under the Level Option or Adjustable Option, whichever is elected and in effect on the date of death PLUS

     -    Any other insurance on the Insured's life that is provided by Rider
          MINUS

     - Any outstanding loan, partial withdrawals, partial withdrawal costs and due and unpaid monthly insurance protection charges through the Policy month in which the Insured dies

After the final payment date, if the Guaranteed Death Benefit Rider is not in effect, the net death benefit is:

     -    The policy value MINUS

     -    Any outstanding loan

Where permitted by state law, we will compute the Net Death Benefit on

     - The date we receive due proof of the Insured's death under the Adjustable Option OR

     -    The date of death for the Level Option.

If required by state law, we will compute the Net Death Benefit on the date of death for the Adjustable Option as well as for the Level Option.

WHAT ARE THE LEVEL OPTION AND THE ADJUSTABLE OPTION OPTION?

The Policy provides two death benefit options: the Level Option and Adjustable Option. You choose the desired option in the application or enrollment form. You may change the option once per Policy year by written request. There is no charge for a change in option.

Under the Level Option, the death benefit is the GREATER of the:

     -    Face amount OR
     -    Guideline minimum sum insured

Under the Adjustable Option, the death benefit is the GREATER of the:

     -    Face amount plus policy value OR
     -    Guideline minimum sum insured

The Guideline Minimum Sum Insured is a percentage of the policy value, as computed based on federal tax regulations, which will ensure that the Policy qualifies as a life insurance contract and that the insurance proceeds will be excluded from the gross income of the beneficiary.

Under both the Level Option and Adjustable Option, the death benefit provides insurance protection. Under the Level Option, the death benefit is level unless the guideline minimum sum insured exceeds the face amount; then, the death benefit varies as the policy value changes. Under the Adjustable Option, the death benefit always varies as the policy value changes.

At any face amount, the death benefit will be greater under the Adjustable Option than under the Level Option because the policy value is added to the face amount and included in the death benefit. However, the monthly insurance protection charge will be greater. Therefore, policy value will accumulate at a slower rate than under the Level Option.

If you desire to have payments and investment performance reflected in the death benefit, you should choose the Adjustable Option. If you desire to have payments and investment performance reflected to the maximum extent in the policy value, you should select the Level Option.

CAN I CHANGE THE DEATH BENEFIT OPTION?

You may change the death benefit option once each Policy year by written request. Changing options will not require evidence of insurability. The change takes effect on the monthly processing date on or following the date of receipt of the written request. We will impose no charge for changes in death benefit options.

If you change the Level Option to the Adjustable Option, we will decrease the face amount to equal:

     -    The death benefit MINUS
     -    The policy value on the date of the change

The change may not be made if the face amount would fall below $40,000. After the change from the Level Option to the Adjustable Option, future monthly insurance protection charges may be higher or lower than if no change in option had been made. However, the insurance protection amount will always equal the face amount unless the guideline minimum sum insured applies.

If you change the Adjustable Option to the Level Option, we will increase the face amount by the policy value on the date of the change. The death benefit will be the GREATER of:

     -    The new face amount or

     -    The guideline minimum sum insured

After the change from the Adjustable Option to the Level Option, an increase in policy value will reduce the insurance protection amount and the monthly insurance protection charge. A decrease in policy value will increase the insurance protection amount and the monthly insurance protection charge.

A change in death benefit option may result in total payments exceeding the then current maximum payment limitation under federal tax law. If this occurs, we will pay the excess to you.

A change from the Adjustable Death Benefit option to the Level Benefit option within five policy years of the Final Payment Date will terminate a Guaranteed Death Benefit Rider.

IS  A GUARANTEED DEATH BENEFIT AVAILABLE?

An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this Rider is in effect, the Company:

     - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account and

     -    provides a guaranteed net death benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from Policy Value when the Rider is elected. Certain transactions, including policy loans, partial withdrawals, and changes in Sum Insured Options, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS

While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any debt, partial withdrawals and withdrawal charges, must be greater than the minimum monthly payment multiplied by the number of months which have elapsed since the relevant Date of Issue; and

2.   On each Policy anniversary, (a) must exceed (b), where, since the Date of
     Issue:

     (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Debt which is classified as a preferred loan; and

     (b) is the sum of the minimum Guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT

If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, a guaranteed Death Benefit will be provided as long as the Rider is in force. The Death Benefit will be the greater of:

     -    the Face Amount as of the Final Premium Payment Date; or
     - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

     -    foreclosure of an outstanding loan; or

     - the date on which the sum of your payments does not meet or exceed the applicable Guaranteed Death Benefit test (above); or

     -    any Policy change that results in a negative guideline level premium;
          or

     - the effective date of a change from the Adjustable Death Benefit Option to the Level Death Benefit Option, if such changes occur within 5 policy years of the Final Payment Date; or

     - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates.

WHAT ARE THE DEATH BENEFIT PAYMENT OPTIONS?

During the Insured's lifetime, you may arrange for the Death Benefit to be paid in a single sum or under one or more of the available payment options. These choices also are available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future.

If no election is made, the Company will pay the Death Benefit in a single sum. When the Death Benefit is payable in a single sum, the Beneficiary may, within one year of the Insured's death, select one or more of the payment options if no payments have yet been made.

The amounts payable under a payment option for each $1,000 value applied will be the greater of:

     - The rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policy, or

     -    The rate in the Policy for the applicable payment option.

The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Variable Account.

     Option A:    PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.

     Option B:    LIFETIME  MONTHLY  PAYMENTS. Payments are based on the
                  payee's age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

            (1) upon the death of the payee, with no further payments due (Life Annuity), or

            (2) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund), or

            (3) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

     Option C:    INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year, but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn. However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

     Option D:    PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made
                  until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year, but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

     Option E:    LIFETIME  MONTHLY PAYMENTS FOR TWO PAYEES. One of three
                  variations may be chosen. After the death of one payee, payments will continue to the survivor:

            (1)   in the same amount as the original amount; or
            (2)   in an amount equal to 2/3 of the original amount; or
            (3)   in an amount equal to 1/2 of the original amount.

Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Owner and/or the Beneficiary provisions of your Policy, any option selection may be changed before the Death Proceeds become payable. If you make no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B(3) for the attained age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such age and amount.

You may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when the Death Proceeds become payable, the payee may reserve the right to change to any other option at a later date. The payee who elects to change options must also be a payee under the new option selected.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the Written Request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the Written Request selecting the option. A corporation or fiduciary payee may select only Option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES

The first payment under any option, except Option C, will be due on the date the Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period.

The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                          TERMINATION AND REINSTATEMENT

WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?

Unless the Guaranteed Death Benefit Rider is in effect, the Policy will terminate if:

     - Surrender value is insufficient to cover the next monthly insurance protection charge plus loan interest accrued OR

     -    Outstanding loan exceeds the policy value less surrender charges

If one of these situations occurs, the Policy will be in default. You will then have a grace period of 62 days, measured from the date of default, to pay a premium sufficient to prevent termination. On the date of default, we will send a notice to you and to any assignee of record. The notice will state the premium due and the date by which it must be paid.

During the grace period, automatic Dollar Cost Averaging ("DCA") and Automatic Account Rebalancing ("AAR") transactions are suspended. If you make sufficient payments to keep the Policy in force, DCA and AAR will resume with the next scheduled automatic transaction.

Failure to pay a sufficient premium within the grace period will result in Policy termination. If the Insured dies during the grace period, we will deduct from the net death benefit any monthly insurance protection charges due and unpaid through the Policy month in which the Insured dies and any other overdue charge.

During the first 48 Policy months following the date of issue or an increase in the face amount, a guarantee may apply to prevent the Policy from terminating because of insufficient surrender value. This guarantee applies if, during this period, you pay premiums that, when reduced by partial withdrawals and partial withdrawal costs, equal or exceed specified minimum monthly payments. The specified minimum monthly payments are based on the number of months the Policy, increase in face amount or policy change that causes a change in the minimum monthly payment has been in force. A policy change that causes a change in the minimum monthly payment is a change in the face amount or the addition or deletion of a Rider. Except for the first 48 months after the date of issue or the effective date of an increase, payments equal to the minimum monthly payment do not guarantee that the Policy will remain in force.

If the optional Guaranteed Death Benefit Rider is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account. See "GUARANTEED DEATH BENEFIT Rider."

WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?

A terminated Policy may be reinstated within three years of the date of default and before the final payment date. The reinstatement takes effect on the monthly processing date following the date you submit to us:

     -    Written application for reinstatement
     - Evidence of insurability showing that the Insured is insurable according to our underwriting rules and
     - A payment that, after the deduction of the payment expense charge, is large enough to cover the minimum amount payable

Policies which have been surrendered may not be reinstated. The Guaranteed Death Benefit Rider may not be reinstated.

MINIMUM AMOUNT PAYABLE

If reinstatement is requested when less than 48 monthly insurance protection charges have been paid since the date of issue or increase in the face amount, you must pay the lesser of:

     - The minimum monthly payment for the three months beginning on the date of reinstatement

                                       OR

-    the SUM of:

     - The amount by which the surrender charge on the date of reinstatement exceeds the policy value on the date of default PLUS

     - Monthly insurance protection charges for the three months beginning on the date of reinstatement

If you request reinstatement more than 48 monthly processing dates from the date of issue or increase in the face amount, you must pay the sum shown above without regard to the three months of minimum monthly payments.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge that would have been in effect had the Policy remained in force from the date of issue.

POLICY VALUE ON REINSTATEMENT

The policy value on the date of reinstatement is:

     - The net payment made to reinstate the Policy and interest earned from the date the payment was received at our principal office PLUS

     - The policy value less any outstanding loan on the date of default (not to exceed the surrender charge on the date of reinstatement) MINUS

     - The monthly insurance protection charges due on the date of reinstatement

You may reinstate any outstanding loan.

                             CHARGES AND DEDUCTIONS

The following information repeats and expands upon information contained in SUMMARY OF RISKS AND BENEFITS: FEE TABLES. The charges described below will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?

Currently, we deduct 4.0% (2.75% in New York) of each payment as a payment expense charge. This charge includes:

     -    Current premium tax deduction of 2.50% (1.25% in New York)
     -    Current deferred acquisition costs ("DAC tax") deduction of 1.0%
     -    Front-end sales load of 0.5%

The 2.50% premium tax deduction approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction. The 1.0% DAC tax deduction helps reimburse us for approximate expenses incurred from federal taxes for deferred acquisition costs ("DAC taxes") of the Policies. We deduct the 0.5% front-end sales load from each payment partially to compensate us for Policy sales expenses.

We reserve the right to increase or decrease the premium tax deduction or DAC tax deduction to reflect changes in our expenses for premium

WHAT ARE THE MONTHLY INSURANCE PROTECTION CHARGES?

Before the final payment date, we will deduct a monthly insurance protection charge from your policy value. This charge is the cost for insurance protection under the Policy, including optional insurance benefits provided by Rider.

We deduct the monthly insurance protection charge on each monthly processing date starting with the date of issue. You may allocate monthly insurance protection charges to one sub-account. If you make no allocation, we will make a pro-rata allocation. If the sub-account you chose does not have sufficient funds to cover the monthly insurance protection charges, we will make a pro-rata allocation. We will deduct no monthly insurance protection charges on or after the final payment date.

We designed the monthly insurance protection charge to compensate us for the anticipated cost of paying net death benefits under the Policies. The charge is computed monthly for the initial face amount and for each increase in face amount. Monthly insurance protection charges can vary.

INITIAL FACE AMOUNT

For the initial face amount under the Level Option, the monthly insurance protection charge is the PRODUCT of:

     -    The insurance protection rate TIMES
     - The DIFFERENCE between the initial face amount AND The policy value (MINUS any Rider charges) at the beginning of the Policy month

Under the Level Option, the monthly insurance protection charge decreases as the policy value increases if the guideline minimum sum insured is not in effect.

For the initial face amount under the Adjustable Option, the monthly insurance protection charge is the PRODUCT of:

     -    The insurance protection rate TIMES
     -    The initial face amount

INCREASES

For each increase in face amount under the Level Option, the monthly insurance protection charge is the PRODUCT of:

     -    The insurance protection rate for the increase TIMES
     - The DIFFERENCE between the increase in face amount AND any policy value (minus any Rider charges) GREATER than the initial face amount at the beginning of the Policy month and not allocated to a prior increase

For each increase in face amount under the Adjustable Option, the monthly insurance protection charge is the PRODUCT of:

     -    The insurance protection rate for the increase TIMES
     -    The increase in face amount

If the guideline minimum sum insured is in effect under either Option, we will compute a monthly insurance protection charge for that part of the death benefit subject to the guideline minimum sum insured that exceeds the current death benefit not subject to the guideline minimum sum insured. This charge is the PRODUCT of:

     -    The insurance protection rate for the initial face amount TIMES
     - The DIFFERENCE between the guideline minimum sum insured and the GREATER of:
          -    The face amount OR the policy value, if you selected the Level
              Option

                                       or
          - The face amount PLUS the policy value, if you selected the Adjustable Option

We will adjust the monthly insurance protection charge for any decreases in face amount. See THE POLICY-- "CHANGE IN FACE AMOUNT: DECREASES."

HOW ARE THE INSURANCE PROTECTION RATES DETERMINED?

We base insurance protection rates on the:

     -    Male, female or blended unisex rate table
     -    Age and underwriting class of the Insured
     -    Effective date of an increase or date of any Rider

For unisex Policies, sex-distinct rates do not apply. For the initial face amount, the insurance protection rates are based on your age at the beginning of each Policy year. For an increase in face amount or for a Rider, the insurance protection rates are based on your age on each anniversary of the effective date of the increase or Rider. We base the current insurance protection rates on our expectations as to future mortality experience. Rates will not, however, be greater than the guaranteed insurance protection rates set forth in the Policy. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Policies) and the Insured's sex and age. The Tables used for this purpose set forth different mortality estimates for males and females and for smokers and non-smokers. Any change in the insurance protection rates will apply to all Insureds of the same age, sex and underwriting class whose Policies have been in force for the same period.

The underwriting class of an Insured will affect the insurance protection rates. We currently place Insureds into preferred underwriting classes, standard underwriting classes and non-standard underwriting classes. The underwriting classes are also divided into two categories: smokers and non-smokers. We will place an Insured under age 18 at the date of issue in a standard or non-standard underwriting class. We will then classify the Insured as a smoker at age 18 unless we receive satisfactory evidence that the Insured is a non-smoker. Prior to the Insured's age 18, we will give you notice of how the Insured may be classified as a non-smoker.

We compute the insurance protection rate separately for the initial face amount and for any increase in face amount. However, if the Insured's underwriting class improves on an increase, the lower insurance protection rate will apply to the total face amount..

WHAT CHARGES ARE MADE AGAINST OR REFLECTED IN THE ASSETS OF THE VARIABLE
ACCOUNT?

We assess each sub-account with a charge for mortality and expense risks we assume and, during the first ten Policy years, a charge for administrative expenses of the variable account. Fund expenses are also reflected in the variable account.

MORTALITY AND EXPENSE RISK CHARGE

We impose a daily charge at a current annual rate of 0.65% of the average daily net asset value of each sub-account. This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. The Company may increase this charge, subject to state and federal law, to an annual rate no greater than 0.80%.

The mortality risk we assume is that Insureds may live for a shorter time than anticipated. If this happens, we will pay more net death benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the Policies will exceed those compensated by the administrative charges in the Policies. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, we will absorb the losses. If the charge turns out to be higher than mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, the profit will be available for our use to pay distribution, sales and other expenses.

ADMINISTRATIVE CHARGE

During the first ten Policy years, we impose a daily charge at an annual rate of 0.15% of the average daily net asset value in each sub-account. The charge is to help reimburse us for administrative expenses incurred in the administration of the variable account and the sub-accounts. It is not expected to be a source of profit. The administrative functions and expenses we assume for the variable account and the sub-accounts include:

     -    Clerical, accounting, actuarial and legal services

     -    Rent, postage, telephone, office equipment and supplies

     - The expenses of preparing and printing registration statements and prospectuses (not allocable to sales expense)

     -    Regulatory filing fees and other fees

The Company does not impose the Variable Account administrative charge after the tenth Policy year. On the tenth Policy anniversary, the Company will convert your units in the Sub-Accounts to units that do not reflect the charge. There will be no change in your Policy Value as a result of the conversion, but the number of your units and the corresponding unit values will change.

OTHER CHARGES AND FUND EXPENSES

The value of the units of the Sub-Accounts will reflect the investment advisory fee and other expenses of the funds whose shares the Sub-Accounts purchase. The prospectuses and statements of additional information of the Underlying Funds contain more information concerning the fees and expenses.

No charges are currently made against the sub-accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the sub-accounts to pay the taxes. See FEDERAL TAX CONSIDERATIONS.

HOW IS THE SURRENDER CHARGE CALCULATED?

The Policy's contingent surrender charge is a deferred administrative charge and a deferred sales charge. The deferred administrative charge is designed to reimburse us for the administrative costs of product research and development, underwriting, Policy administration and surrendering the Policy. The deferred sales charge compensates us for distribution expenses, including commissions to our representatives, advertising and the printing of prospectuses and sales literature.

We compute the surrender charge on date of issue and on any increase in face amount. The surrender charge applies for ten years from date of issue or increase in face amount. We impose the surrender charge only if, during its duration, you request a full surrender or a decrease in face amount.

The maximum surrender charge includes a:

     - Deferred administrative charge of $8.50 per thousand dollars of the initial face amount or increase
     - Deferred sales charge of 28.5% of payments received or associated with the increase up to the guideline annual premium for the increase

The maximum surrender charge will not exceed a specified amount per $1,000 of initial face amount or increase because of state-imposed limits. The maximum surrender charge is level for the first 24 Policy months and then reduces by 1/96th for the next 96 Policy months, reaching zero at the end of ten Policy years.

SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE

Payments associated with an increase equal that part of the payments made on or after the increase that are allocated to the increase. We allocate payments based on relative guideline annual premium payments. For example, assume that the guideline annual premium is $1,500 before an increase and is $2,000 with the increase. The policy value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial face amount and 25% to the increase. All future payments would also be allocated 75% to the initial face amount and 25% to the increase.

If more than one surrender charge is in effect because of one or more increases in face amount, we will apply the surrender charges in inverse order. We will apply surrender and partial withdrawal charges (described below) in this order:

     -    First, the most recent increase
     -    Second, the next most recent increases, and so on
     -    Third, the initial face amount.

POSSIBLE SURRENDER CHARGE ON A FACE AMOUNT DECREASE

A surrender charge may be deducted on a decrease in the face amount. On a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. The fraction is the PRODUCT of:

     -    The decrease DIVIDED by the current face amount TIMES
     -    the surrender charge

Where a decrease causes a partial reduction in an increase or in the initial face amount, we will deduct a proportionate share of the surrender charge for that increase or for the initial face amount.

WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?

For each partial withdrawal, we deduct a transaction fee of 2.0% of the amount withdrawn, not to exceed $25. This fee is intended to reimburse us for the cost of processing the withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge (described below).

A partial withdrawal charge may also be deducted from policy value. However, in any Policy year, you may withdraw, without a partial withdrawal charge, up to:

     -    10% of the policy value MINUS
     - The total of any prior free withdrawals in the same Policy year ("Free 10% Withdrawal")

The right to make the Free 10% Withdrawal is not cumulative from Policy year to Policy year. For example, if only 8% of policy value were withdrawn in the second Policy year, the amount you could withdraw in future Policy years would not be increased by the amount you did not withdraw in the second Policy year.

We impose the partial withdrawal charge on any withdrawal greater than the Free 10% Withdrawal. The charge is 5.0% of the excess withdrawal up to the surrender charge. If no surrender charge applies on withdrawal, no partial withdrawal charge will apply. We will reduce the Policy's outstanding surrender charge by the partial withdrawal charge deducted, proportionately reducing the deferred sales and administrative charges. The partial withdrawal charge deducted will decrease existing surrender charges in inverse order.

WHAT ARE THE TRANSFER CHARGES?

Currently, the first 12 transfers in a Policy year are free. We reserve the right to limit the number of free transfers in a Policy year to six. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but it will never exceed $25. This charge reimburses us for the administrative costs of processing the transfer.

If you apply for automatic transfers, the first automatic transfer counts as one transfer. Each future automatic transfer is without charge and does not reduce the remaining number of transfers that may be made without charge.

Each of the following transfers of policy value from the sub-accounts to the fixed account is free and does not count as one of the 12 free transfers in a Policy year:

     -    A conversion within the first 24 months from date of issue or increase
     -    A transfer to the fixed account to secure a loan

A reallocation of policy value within 20 days of the date of issue

WHAT IS THE CHARGE FOR AN INCREASE IN THE FACE AMOUNT?

For each increase in the Face Amount you request, a transaction charge of $50 will be deducted from Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase and the Company does not expect to make a profit on this charge.

ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?

We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for:

     -    Changing net payment allocation instructions
     - Changing the allocation of monthly insurance protection charges among the various sub-accounts and the fixed account
     -    Providing a projection of values

We do not currently charge for these costs. Any future charge is guaranteed not to exceed $25 per transaction.

DOES THE COMPANY WAIVE CHARGES FOR ANY CLASSES OF POLICYOWNERS?

No surrender charges, partial withdrawal charges or front-end sales loads are imposed, and no commissions are paid where the Policy owner as of the date of application is within the following class of individuals:

     All employees of the First Allmerica and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); directors of First Allmerica and its affiliates and subsidiaries; all employees and registered representatives of any broker-dealer that has entered into a sales agreement with us or VeraVest, Inc. (formerly Allmerica Investments, Inc.) to sell the Policies and any spouses of the above persons or any children of the above persons.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to you or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they currently are interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely and possibly retroactively affect the taxation of the Policy. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws. It should be recognized that the following summary of federal income tax aspects of amounts received under the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the Trustee of an employee benefit plan. A qualified tax adviser always should be consulted with regard to the application of law to individual circumstances.

HOW ARE THE COMPANY AND THE VARIABLE ACCOUNT TAXED?

The Company is taxed as a life insurance company under Subchapter L of the Code and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Variable Account. Based on this, no charge is made for federal income taxes which may be attributable to the Variable Account.

Periodically, the Company will review the question of a charge to the Variable Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company ultimately is determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Variable Account.

Under current laws the Company also may incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Variable Account.

HOW ARE THE POLICIES TAXED?

The Company believes that the Policy described in this Prospectus will be considered a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on premiums and the relationship of the Policy Value to the Insurance Amount at Risk. As a result, the Death Proceeds payable are excludable from the gross income of the Beneficiary. Moreover, any increase in the Policy Value is not taxable until received by the Policyowner or the Policyowner's designee. However, if a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. The Company reserves the right to amend the Policies to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service. WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding or assignment of the Policy may have tax consequences. In particular, under specified conditions, a distribution under the Policy during the first 15 years from Date of Issue that reduces future benefits under the Policy will be taxed to the Policyowner as ordinary income to the extent of any investment earnings in the Policy. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner or Beneficiary.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premiums paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. Policy loans are generally not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. For an additional discussion of modified endowment contracts, please see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

If the Death Benefit is not received in a lump sum but is instead applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

     -    change beneficiaries,
     -    assign the Policy,
     -    revoke an assignment,
     -    pledge the Policy, or
     -    obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

HOW ARE POLICY LOANS TAXED?

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. No tax deduction for interest is allowed on Policy loans exceeding $50,000 in the aggregate, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or (b) 20 individuals.

POLICIES ISSUED IN CONNECTION WITH TSA PLANS

The Policies may be issued in connection with tax-sheltered annuity plans ("TSA Plans") of certain public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

Under the provisions of Section 403(b) of the Code, payments made for annuity policies purchased for employees under TSA Plans are excludable from the gross income of such employees, to the extent that the aggregate purchase payments in any year do not exceed the maximum contribution permitted under the Code. The Company has received a Private Letter Ruling with respect to the status of the Policies as providing "incidental life insurance" when issued in connection with TSA Plans. In the Private Letter Ruling, the IRS has taken the position that the purchase of a life insurance Policy by the employer as part of a TSA Plan will not violate the "incidental benefit" rules of Section 403(b) and the regulations thereunder. The Private Letter Ruling also stated that the use of current or accumulated contributions to purchase a life insurance Policy will not result in current taxation of the premium payments for the life insurance Policy, except for the current cost of the life insurance protection.

A Policy qualifying under Section 403(b) of the Code must provide that withdrawals or other distributions attributable to salary reduction contributions (including earnings) may not begin before the employee attains age 59 1/2, separates from service, dies, or becomes disabled. In the case of hardship, a Policyowner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

Policy loans are generally permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code Section 72(p), the Policyowner's TSA plan may become disqualified and Policy values may be includible in current income.

WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?

The Technical and Miscellaneous Revenue Act of 1988 ("the 1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." A life insurance policy is treated as a modified endowment contract under Section 7702A of the Code if it meets the definition of life inusrance in
Section 7702, but tfails the "seven-pay test" of Section 7702A.. The Policy would fail to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years (or within seven years of a material change in the Policy) exceed the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced at anytime during the life of the Policy, there may be adverse tax consequences. Please consult your tax adviser.

If the Policy is considered a modified endowment contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policyt value are not subject to current taxation unless withdrawn or otherwise accessed. However, all distributions under the Policy will be taxed on an "income-first" basis. Most distributions received by the Policyowner directly or indirectly (including loans, withdrawals, surrenders, or the assignment or pledge of any portion of the Policy Value) will be includible in gross income to the extent that the cash Surrender Value of the Policy exceeds the Policyowner's investment in the Policy. Any additional amounts will be treated as a return of capital to the extent of the Policyowner's basis in the Policy. With certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Policyowner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be classified permanently as a modified endowment contract.

WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE VARIABLE ACCOUNT?

The Code also requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance Policy for tax purposes. Although the Company does not have control over the investments of the Funds, the Company believes that the Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, the Policy or the Company's administrative rules may be modified as necessary to prevent a Policyowner from being considered the owner of the assets of the Variable Account.

CAN I BE CONSIDERED THE OWNER OF THE VARIABLE ACCOUNT ASSETS FOR TAX PURPOSES?

The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Sub-Account investments without being treated as owners of the underlying assets of the Variable Account.

Your rights under this Policy are different than those described by the IRS in rulings in which it found that contract owners were not owners of Variable Account assets. For example, you have the choice to allocate Premiums and Policy Values among more investment options. In addition, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. The Company does not know what standards will be set forth in any regulations or rulings that the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However we make no guarantee that such modification to the Policy will be successful.

                                OTHER INFORMATION

ARE THERE OTHER IMPORTANT POLICY PROVISIONS?

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations and insurance regulatory agencies in those states.

POLICYOWNER

The Policyowner is the Insured unless another Policyowner has been named in the application for the Policy. The Policyowner generally is entitled to exercise all rights under the Policy while the Insured is alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insured is required whenever the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the Insured's death. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the Insured. While the Insured is alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the Insured will pass to surviving Beneficiaries proportionally, unless otherwise requested.

INCONTESTABILITY

The Company will not contest the validity of the Policy after it has been in force during the Insured's lifetime for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the Insured's lifetime for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, and less any outstanding Debt and any partial withdrawals. If the Insured commits suicide, while sane or insane, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

AGE AND SEX

If the Insured's Age or sex as stated in the application for the Policy is not correct, benefits under the Policy will be adjusted to reflect the correct Age and sex, if death occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age and sex. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured. In the case of a Policy issued on a unisex basis, this provision as it relates to misstatement of sex does not apply.

ASSIGNMENT

The Policyowner may assign the Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Principal Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.

CAN THE COMPANY DELAY PAYMENTS TO ME?

Payments of any amount due from the Variable Account upon surrender, partial withdrawals, or death of the Insured, as well as payments of a Policy loan and transfers, may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC or (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

DO I HAVE ANY VOTING RIGHTS?

To the extent required by law, the Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policy, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Underlying Fund, together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions which have been received by the Company. The Company also will vote shares held in the Variable Account that it owns and which are not attributable to the Policy in the same proportion.

The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Underlying Fund. This number is determined by dividing each Policyowner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Underlying Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the Fund shares be voted so as (1) to cause a change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, the Company may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Policyowners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Policyowners.

WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?

The Company will maintain the records relating to the Variable Account. Statements of significant transactions such as premium payments, changes in specified Face Amount, changes in Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement will be sent to you promptly. An annual statement also will be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It also will set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loan(s). The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement. In addition, you will be sent periodic reports containing financial statements and other information for the Variable Account and the Underlying Funds as required by the 1940 Act.

ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE VARIABLE ACCOUNT?

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and Allmerica Investments, Inc. are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Policyowner and prior approval of the SEC and state insurance authorities, to the extent required by law. The Variable Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policyowner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares of a new Underlying Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Variable Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

WHAT IS MIXED AND SHARED FUNDING?

Shares of the Funds of the Trust also are issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the portfolios of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity contract owners. Although the Company and the Underlying Investment Companies currently do not foresee any such disadvantages to either variable life insurance Policyowners or variable annuity contract owners, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate Funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.

WHO ARE THE INDEPENDENT ACCOUNTANTS OF THE COMPANY?

PricewaterhouseCoopers LLP.

The financial statements of the Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the financial statements of Allmerica Select Separate account II Account of the Company as of December 31, 2002 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policy.

WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY AND THE VARIABLE
ACCOUNT?

Financial Statements for the Company and for the Variable Account are included in the Statement of Additional Information. The financial statements of the Company should be considered only as a bearing on our ability to meet our obligations under the Policy. They should not be considered as a bearing on the investment performance of the assets held in the Variable Account.

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

This Prospectus serves as a disclosure document only for the aspects of the Policy relating to the variable account. For complete details on the fixed account, read the Policy itself. The fixed account and other interests in the general account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. The 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the Policy and the fixed account. The SEC has not reviewed the disclosures in this section of the Prospectus.

GENERAL DESCRIPTION

You may allocate part or all of your net payments to accumulate at a fixed rate of interest in the Fixed Account. The Fixed Account is a part of our general account. The general account is made up of all of our general assets other than those allocated to any separate account. Allocations to the Fixed Account become part of our general account assets and are used to support insurance and annuity obligations.

FIXED ACCOUNT INTEREST

We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. We will credit amounts allocated to the Fixed Account with interest at an effective annual yield of at least 4.0%, compounded daily. "Excess interest" may or may not be credited at our sole discretion. We will guarantee initial rates on amounts allocated to the fixed account, either as payments or transfers, to the next Policy anniversary. At each Policy anniversary, we will credit the then current interest rate to money remaining in the fixed account. We will guarantee this rate for one year. Thus, if a payment has been allocated to the Fixed Account for less than one Policy year, the interest rate credited to such payment may be greater or less than the interest rate credited to payments that have been allocated to the Policy for more than one Policy year.

Policy loans may also be made from the policy value in the fixed account. We will credit that part of the policy value that is equal to any outstanding loan with interest at an effective annual yield of at least 6.0% (8.0% for preferred loans).

We may delay transfers, surrenders, partial withdrawals, net death benefits and Policy loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at least equal to an effective annual yield of 3.0% per year for the deferment. Amounts from the fixed account used to make payments on policies that we or our affiliates issue will not be delayed.

TRANSFERS, SURRENDERS, AND PARTIAL WITHDRAWALS

If a Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge may be imposed. On a decrease in face amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. We deduct partial withdrawals from policy value allocated to the fixed account on a last-in/first-out basis. This means that the last payments allocated to Fixed Account will be withdrawn first.

The first 12 transfers in a Policy year currently are free. After that, we will deduct a $10 transfer charge for each transfer in that Policy year. The transfer privilege is subject to our consent and to our then current rules.

                            GLOSSARY OF SPECIAL TERMS

AGE: how old the Insured is on the birthday closest to a Policy anniversary.

BENEFICIARY: the person or persons you name to receive the net death benefit when the Insured dies.

COMPANY: Unless otherwise specified, any reference to "We," "our," "us," and "the Company" shall refer to First Allmerica Financial Life Insurance Company for contracts issued in New York and to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all other jurisdictions.

DATE OF ISSUE: the date the Policy was issued, used to measure the monthly processing date, Policy months, Policy years and Policy anniversaries.

DEATH BENEFIT: the amount payable when the Insured dies prior to the final payment date, before deductions for any outstanding loan and partial withdrawals, partial withdrawal costs, and due and unpaid monthly insurance protection charges.

EVIDENCE OF INSURABILITY: information, including medical information, used to decide the Insured's underwriting class.

FACE AMOUNT: the amount of insurance coverage applied for. The initial face amount is shown in your Policy.

FINAL PAYMENT DATE: the Policy anniversary nearest the Insured's 95th birthday. After this date, no payments may be made. The Net Death Benefit may be different before and after the Final Payment Date. See NET DEATH BENEFIT.

FIXED ACCOUNT: a guaranteed account of the general account that guarantees principal and a fixed interest rate.

FUNDS (UNDERLYING FUNDS): certain investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").

GENERAL ACCOUNT: all our assets other than those held in a separate investment account.

GUIDELINE ANNUAL PREMIUM: used to compute the maximum surrender charge and illustrate accumulations in Appendix D. The guideline annual premium is the annual amount that would be payable through the final payment date for the specified Level Option death benefit. We assume that:

     - The timing and amount of payments are fixed and paid at the start of the Policy year

     - Monthly insurance protection charges are based on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex policies)

     -    Net investment earnings are at an annual effective rate of 5.0%

     -    Fees and charges apply as set forth in the Policy and any Policy
          Riders

GUIDELINE MINIMUM SUM INSURED: the minimum death benefit required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured is the PRODUCT of:

     -    The policy value TIMES

     -    A percentage based on the Insured's age

The percentage factor is a percentage that, when multiplied by the Policy Value, determines the minimum death benefit required under federal tax laws. For both the Level Option and the Adjustable Option, the percentage factor is based on the Insured's attained age, as set forth in APPENDIX A -GUIDELINE MINIMUM SUM INSURED TABLE.

INSURANCE PROTECTION AMOUNT: the death benefit less the policy value.

ISSUANCE AND ACCEPTANCE: the date we mail the Policy if the application or enrollment form is approved with no changes requiring your consent; otherwise, the date we receive your written consent to any changes.

LOAN VALUE: the maximum amount you may borrow under the Policy.

MINIMUM MONTHLY PAYMENT: a monthly amount shown in your Policy. If you pay this amount, we guarantee that your Policy will not lapse before the 49th monthly processing date from the Date of Issue or increase in Face Amount, within limits.

MONTHLY PROCESSING DATE: the date, shown in your Policy, when monthly insurance protection charges are deducted.

NET DEATH BENEFIT: Before the Final Payment Date, the net death benefit is:

     -    The death benefit under either the Level Option or Adjustable Option
          MINUS

     - Any outstanding loan on the Insured's death and partial withdrawals, partial withdrawal costs, and due and unpaid monthly insurance protection charges.

Where permitted by state law, we will compute the Net Death Benefit on the date we receive due proof of the Insured's death under the Adjustable Option and on the date of death for the Level Option. If required by state law, we will compute the Net Death Benefit on the date of death for the Adjustable Option.

After the final payment date, the net death benefit generally is:

     -    The policy value MINUS

     -    Any outstanding loan.

If the Guaranteed Death Benefit Rider is in effect, after the Final Payment Date, the death benefit is the greater of:

     -    the Face Amount as of the Final Payment Date; or

     - the Policy Value as of the date due proof of death is received by the Company.

NET PAYMENT: your payment less a payment expense charge.

OUTSTANDING LOAN: all unpaid Policy loans plus loan interest due or accrued.

PAID-UP INSURANCE: life insurance coverage for the life of the Insured, with no further premiums due.

POLICY CHANGE: any change in the Face Amount, the addition or deletion of a Rider, or a change in death benefit option (Level Option or Adjustable Option).

POLICY OWNER: the person who may exercise all rights under the Policy, with the consent of any irrevocable beneficiary. "You" and "your" refer to the Policy owner in this Prospectus.

POLICY VALUE: the total value of your Policy. It is the SUM of the:

     -    Value of the units of the sub-accounts credited to your Policy PLUS

     -    Accumulation in the fixed account credited to the Policy

PREMIUM: a payment you must make to us to keep the Policy in force.

PRINCIPAL OFFICE: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: an allocation among the Fixed Account and the Sub-Accounts in the same proportion that, on the date of allocation, the Policy Value in the Fixed Account and the Policy value in each sub-account bear to the total Policy Value.

SUB-ACCOUNT: a subdivision of the variable account investing exclusively in the shares of an Underlying Fund.

SURRENDER VALUE: the amount payable on a full surrender. It is the policy value less any outstanding loan and surrender charges.

UNDERWRITING CLASS: the insurance risk classification that we assign the Insured based on the information in the application or enrollment form and other evidence of insurability we consider. The Insured's underwriting class will affect the monthly insurance protection charge and the payment required to keep the Policy in force.

UNIT: a measure of your interest in a Sub-Account.

VALUATION DATE: any day on which the net asset value of the shares of any funds and unit values of any sub-accounts are computed. Valuation dates currently occur on:

     -    Each day the New York Stock Exchange is open for trading

     - Other days (other than a day during which no payment, partial withdrawal or surrender of a Policy was received) when there is a sufficient degree of trading in a fund's portfolio securities so that the current net asset value of the sub-accounts may be materially affected

VALUATION PERIOD: the interval between two consecutive valuation dates.

VARIABLE ACCOUNT: Allmerica Select Separate Account II, one of our separate investment accounts.

WRITTEN REQUEST: your request in writing, satisfactory to us, received at our Principal Office.

                                  (BACK COVER)

- THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") INCLUDES ADDITIONAL INFORMATION ABOUT THE ALLMERICA SELECT SEPARATE ACCOUNT II OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY AND THE ALLMERICA SELECT SEPARATE ACCOUNT II OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY. THE SAI IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 800-___________.

- PERSONALIZED ILLUSTRATIONS OF DEATH BENEFITS, CASH SURRENDER VALUES AND CASH VALUES ARE AVAILABLE BY CALLING __________________ .

- IF YOU OWN A POLICY AND WOULD LIKE MORE INFORMATION, YOU MAY CALL TOLL-FREE 800 -___________

- ALL CORRESPONDENCE MAY BE MAILED TO: ALLMERICA LIFE, P.O. BOX 8179, BOSTON, MA 02266-8179

INFORMATION ABOUT THE ALLMERICA SELECT SEPARATE ACCOUNT II OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY AND THE ALLMERICA SELECT SEPARATE ACCOUNT II OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (INCLUDING THE
SAI) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202-942-8090. REPORTS AND OTHER INFORMATION ARE ALSO AVAILABLE ON THE COMMISSION'S INTERNET SITE AT http://www.sec.gov. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0102.

                            ALLMERICA'S LOGOS, ET AL

Allmerica Select Separate Account II of Allmerica Financial Life Insurance and Annuity Company File No. 811-8746 / 33-83604

Allmerica Select Separate Account II of First Allmerica Financial Life Insurance Company File No. 811-8987 / 333-62369

                      ALLMERICA SELECT SEPARATE ACCOUNT II
                                       OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                      ALLMERICA SELECT SEPARATE ACCOUNT II
                                       OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY



                       STATEMENT OF ADDITIONAL INFORMATION

          INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE ALLMERICA SELECT SEPARATE ACCOUNT II DATED MAY 1, 2003 ("THE PROSPECTUS"). IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2003 ("THE PROSPECTUS") FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES FUNDED BY THE ALLMERICA SELECT SEPARATE ACCOUNT II OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY AND BY THE ALLMERICA SELECT SEPARATE ACCOUNT II OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY. THE PROSPECTUS MAY BE OBTAINED FROM CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-__________






                                DATED MAY 1, 2003


Allmerica Select Life II

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY

SERVICES

         SERVICE PROVIDERS
         OTHER SERVICE ARRANGEMENTS

UNDERWRITERS AND DISTRIBUTION

MORE INFORMATION ABOUT DEATH BENEFIT OPTIONS

         GUIDELINE MINIMUM SUM INSURED
         ILLUSTRATION OF THE LEVEL OPTION
         ILLUSTRATION OF THE ADJUSTABLE OPTION
         CHANGE TO LEVEL OR ADJUSTABLE OPTION

MORE INFORMATION ABOUT SURRENDER CHARGES

         CALCULATION OF MAXIMUM SURRENDER CHARGES

PERFORMANCE INFORMATION

         PRODUCT PERFORMANCE
         OTHER PERFORMANCE INFORMATION

FINANCIAL STATEMENTS

                         GENERAL INFORMATION AND HISTORY

First Allmerica Financial Life Insurance Company ("First Allmerica"), originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, First Allmerica was the immediate parent of Allmerica Financial and a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial (and thereby became an indirect wholly-owned subsidiary of AFC). Allmerica Financial and First Allmerica are referred to collectively as the " Company." Their principal office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

Allmerica Financial and First Allmerica are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, they are subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial and First Allmerica had over $____ billion in combined assets and over $____ billion in life insurance in force.

The Allmerica Select Separate Account II of Allmerica Financial is a separate investment account established on February 2, 1993, and the Allmerica Select Separate Account II of First Allmerica is a separate investment account established on May 1, 1995. The Allmerica Select Separate Account II of Allmerica Financial and of First Allmerica are referred to collectively as the "Separate Account." Each meets the definition of "separate account" under federal securities laws, and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Separate Account or of the Company. We reserve the right, subject to law, to change the names of the Separate Account and the sub-accounts.

Several Sub-Accounts of the Separate Account are available under the Allmerica Select Life II policy (the "Policy"). Each Sub-Account invests exclusively in a corresponding Underlying Fund of one of the following investment companies:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------                  -----------------------------------------
AIT Equity Index Fund                                        Fidelity VIP Equity-Income Portfolio
AIT Money Market                                             Fidelity VIP Growth Portfolio
AIT Select Aggressive Growth Fund                            Fidelity VIP High Income Portfolio
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AIT Select Growth and Income Fund                            ----------------------------------------------------
AIT Select Growth Fund                                       (CLASS 2)
AIT Select International Equity Fund                         ---------
AIT Select Investment Grade Income Fund                      FT VIP Franklin Small Cap Fund
AIT Select Strategic Growth Fund                             FT VIP Mutual Shares Securities Fund
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund                            INVESCO VARIABLE INVESTMENT FUNDS, INC.
                                                             --------------------------------------
AIM VARIABLE INSURANCE FUNDS                                 INVESCO VIF Health Sciences Fund
----------------------------
AIM V.I. Aggressive Growth Fund                              JANUS ASPEN SERIES (SERVICE SHARES)
                                                             -----------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.                 Janus Aspen Growth Portfolio
--------------------------------------------
(CLASS B)                                                    T. ROWE PRICE INTERNATIONAL SERIES, INC.
Alliance Growth and Income Portfolio                         ----------------------------------------
Alliance Premier Growth Portfolio                            T. Rowe Price International Stock Portfolio

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. Allmerica Financial serves as custodian of the assets of the Allmerica Select Separate Account II of Allmerica Financial, and First Allmerica serves as custodian of the assets of the Allmerica Select Separate Account II of First Allmerica. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. The Company's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

AUDITING SERVICES. The financial statements of Allmerica Financial as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the financial statements of the Allmerica Select Separate Account II of Allmerica Financial as of December 31, 2002 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of First Allmerica as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the financial statements of the Allmerica Select Separate Account II of First Allmerica as of December 31, 2002 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP is located at 160 Federal Street, Boston MA 02110.

MAIL ROOM SERVICES. Boston Financial Data Services, Inc. with principal offices at h 2 Heritage Drive, North Quincy, Massachusetts 02171, provides mailroom service facilities and lockbox services to the Company.

OTHER SERVICE ARRANGEMENTS

We may enter into certain arrangements under which we (or our affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of the compensation usually is based on the aggregate net asset value of assets held in the separate account of the Company that are invested in an underlying funds The amounts we receive under these arrangements currently range from 0.10% to 0.40%.

                          UNDERWRITERS AND DISTRIBUTION

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Policies. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Policies were sold by agents of Allmerica Financial who are registered representatives of VeraVest or of other broker-dealers. The Policies are no longer being issued.

We pay to broker-dealers who sell the Policy commissions based on a commission schedule. After the date of issue or an increase in Face Amount, commissions generally will be 90% of the first-year payments up to a payment amount we established and 4% of any excess. Commissions generally will be 2% for subsequent payments, plus 0.25% of unloaned Policy value. However, we may pay higher commissions under certain circumstances. To the extent permitted by NASD rules, overrides and promotional incentives or payments may also be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recoup commissions and other sales expenses through:

    -     The front-end sales load

    -     The deferred sales charge

    - Investment earnings on amounts allocated under the Policies to the Fixed Account

Commissions paid on the Policies, including other incentives or payments, are not charged to Policy Owners or to the Variable Account.

The aggregate amounts of commissions paid to VeraVest for sales of all policies funded by the Allmerica Select Separate Account II of Allmerica Financial for the years 1999, 2000, and 2001 were $________________, $________________, and
$________________ . The aggregate amounts of commissions paid to VeraVest for sales of all policies funded by the Allmerica Select Separate Account II of First Allmerica for the years 1999, 2000, and 2001 were $________________, $________________, and $________________ .

No commissions were retained by VeraVest for sales of all contracts funded by the Allmerica Select Life II Account (including contracts not described in the Prospectus) for the years 1999, 2000 and 2001.

                  MORE INFORMATION ABOUT DEATH BENEFIT OPTIONS

The Policy provides two death benefit options: the Level Option and Adjustable Option. You choose the desired option in the application or enrollment form. You may change the option once per Policy year by written request. There is no charge for a change in option.

Under the Level Option, the death benefit is the GREATER of the:

   -     Face amount OR
   -     Guideline minimum sum insured

Under the Adjustable Option, the death benefit is the GREATER of the:

   -     Face amount plus policy value OR
   -     Guideline minimum sum insured

Under both the Level Option and Adjustable Option, the death benefit provides insurance protection. Under the Level Option, the death benefit is level unless the guideline minimum sum insured exceeds the face amount; then, the death benefit varies as the policy value changes. Under the Adjustable Option, the death benefit always varies as the policy value changes.

At any face amount, the death benefit will be greater under the Adjustable Option than under the Level Option because the policy value is added to the face amount and included in the death benefit. However, the monthly insurance protection charge will be greater. Therefore, policy value will accumulate at a slower rate than under the Level Option.

If you desire to have payments and investment performance reflected in the death benefit, you should choose the Adjustable Option. If you desire to have payments and investment performance reflected to the maximum extent in the policy value, you should select the Level Option.

GUIDELINE MINIMUM SUM INSURED

The Guideline Minimum Sum Insured is a percentage of the policy value as set forth in the table below. The Guideline Minimum Sum Insured is computed based on federal tax regulations to ensure that the Policy qualifies as a life insurance contract and that the insurance proceeds will be excluded from the gross income of the beneficiary.

         GUIDELINE MINIMUM SUM INSURED TABLE

      AGE OF INSURED                PERCENTAGE OF
     ON DATE OF DEATH               POLICY VALUE
      ---------------               --------------
        40 and under                   250%
             41                        245%
             42                        240%
             43                        235%
             44                        220%
             45                        215%
             46                        209%
             47                        203%
             48                        197%
             49                        191%
             50                        185%
             51                        178%
             52                        171%
             53                        164%
             54                        157%
             55                        150%
             56                        146%
             57                        142%
             58                        138%
             59                        134%
             60                        130%
             61                        128%
             62                        126%
             63                        124%
             64                        122%
             65                        120%
             70                        115%
             71                        113%
             72                        111%
             73                        109%
             74                        107%
           75-90                       105%
             91                        104%
             92                        103%
             93                        102%
             94                        101%
        95 and above                   100%

ILLUSTRATION OF THE LEVEL OPTION

In this illustration, assume that the Insured is under the age of 40, and that there is no outstanding loan.

Under the Level Option, a Policy with a $100,000 face amount will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 250% of policy value, if the policy value exceeds $40,000 the death benefit will exceed the $100,000 face amount. In this example, each dollar of policy value above $40,000 will increase the death benefit by $2.50. For example, a Policy with a policy value of $50,000 will have a guideline minimum sum insured of $125,000 ($50,000 X 2.50); policy value of $60,000 will produce a guideline minimum sum insured of $150,000 ($60,000 X 2.50); and policy value of $75,000 will produce a guideline minimum sum insured of $187,500 ($75,000 X 2.50).

Similarly, if policy value exceeds $40,000, each dollar taken out of policy value will reduce the death benefit by $2.50. If, for example, the policy value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $150,000 to $125,000. If, however, the product of the policy value times the applicable percentage from the table in APPENDIX A is less than the face amount, the death benefit will equal the face amount.

The applicable percentage becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than between zero and 40), the applicable percentage would be 185%. The death benefit would not exceed the $100,000 face amount unless the policy value exceeded $54,054 (rather than $40,000), and each dollar then added to or taken from policy value would change the death benefit by $1.85.

ILLUSTRATION OF THE ADJUSTABLE OPTION

In this illustration, assume that the Insured is under the age of 40 and that there is no outstanding loan.

Under the Adjustable Option, a Policy with a face amount of $100,000 will produce a death benefit of $100,000 plus policy value. For example, a Policy with policy value of $10,000 will produce a death benefit of $110,000 ($100,000 + $10,000); policy value of $25,000 will produce a death benefit of $125,000 ($100,000 +$25,000); policy value of $50,000 will produce a death benefit of $150,000 ($100,000 + $50,000). However, the death benefit must be at least 250% of the policy value. Therefore, if the policy value is greater than $66,667, 250% of that amount will be the death benefit, which will be greater than the face amount plus policy value. In this example, each dollar of policy value above $66,667 will increase the death benefit by $2.50. For example, if the policy value is $70,000, the guideline minimum sum insured will be $175,000 ($70,000 X 2.50); policy value of $80,000 will produce a guideline minimum sum insured of $200,000 ($80,000 X 2.50); and policy value of $90,000 will produce a guideline minimum sum insured of $225,000 ($90,000 X 2.50).

Similarly, if policy value exceeds $66,667, each dollar taken out of policy value will reduce the death benefit by $2.50. If, for example, the policy value is reduced from $80,000 to $70,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $200,000 to $175,000. If, however, the product of the policy value times the applicable percentage is less than the face amount plus policy value, then the death benefit will be the current face amount plus policy value.

The applicable percentage becomes lower as the Insured's age increases. If the Insured's age in the above example were 50, the death benefit must be at least
1.85 times the policy value. The death benefit would be the sum of the policy value plus $100,000 unless the policy value exceeded $117,647 (rather than $66,667). Each dollar added to or subtracted from the Policy would change the death benefit by $1.85.

CHANGE TO LEVEL OR ADJUSTABLE OPTION

You may change the death benefit option once each Policy year by written request. Changing options will not require evidence of insurability. The change takes effect on the monthly processing date on or following the date of receipt of the written request. We will impose no charge for changes in death benefit options.

If you change the Level Option to the Adjustable Option, we will decrease the face amount to equal:

   -     The death benefit MINUS
   -     The policy value on the date of the change

The change may not be made if the face amount would fall below $40,000. After the change from the Level Option to the Adjustable Option, future monthly insurance protection charges may be higher or lower than if no change in option had been made. However, the insurance protection amount will always equal the face amount unless the guideline minimum sum insured applies.

If you change the Adjustable Option to the Level Option, we will increase the face amount by the policy value on the date of the change. The death benefit will be the GREATER of:

    -    The new face amount or
    -    The guideline minimum sum insured

After the change from the Adjustable Option to the Level Option, an increase in policy value will reduce the insurance protection amount and the monthly insurance protection charge. A decrease in policy value will increase the insurance protection amount and the monthly insurance protection charge.

A change in death benefit option may result in total payments exceeding the then current maximum payment limitation under federal tax law. If this occurs, we will pay the excess to you.

A change from the Adjustable Death Benefit option to the Level Benefit option within five policy years of the Final Payment Date will terminate a Guaranteed Death Benefit Rider.

                    MORE INFORMATION ABOUT SURRENDER CHARGES

The Policy's contingent surrender charge is a deferred administrative charge and a deferred sales charge. The deferred administrative charge is designed to reimburse us for the administrative costs of product research and development, underwriting, Policy administration and surrendering the Policy. The deferred sales charge compensates us for distribution expenses, including commissions to our representatives, advertising and the printing of prospectuses and sales literature.

We compute the surrender charge on date of issue and on any increase in face amount. The surrender charge applies for ten years from date of issue or increase in face amount. We impose the surrender charge only if, during its duration, you request a full surrender or a decrease in face amount.

The maximum surrender charge includes a:

     - Deferred administrative charge of $8.50 per thousand dollars of the initial face amount or increase


     - Deferred sales charge of 28.5% of payments received or associated with the increase up to the guideline annual premium for the increase

The maximum surrender charge will not exceed a specified amount per $1,000 of initial face amount or increase because of state-imposed limits. The maximum surrender charge is level for the first 24 Policy months and then reduces by 1/96th for the next 96 Policy months, reaching zero at the end of ten Policy years.

Payments associated with an increase equal that part of the payments made on or after the increase that are allocated to the increase. We allocate payments based on relative guideline annual premium payments. For example, assume that the guideline annual premium is $1,500 before an increase and is $2,000 with the increase. The policy value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial face amount and 25% to the increase. All future payments would also be allocated 75% to the initial face amount and 25% to the increase.

If more than one surrender charge is in effect because of one or more increases in face amount, we will apply the surrender charges in inverse order. We will apply surrender and partial withdrawal charges (described below) in this order:

     -    First, the most recent increase
     -    Second, the next most recent increases, and so on
     -    Third, the initial face amount.

A surrender charge may be deducted on a decrease in the face amount. On a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. The fraction is the PRODUCT of:

     -    The decrease DIVIDED by the current face amount TIMES
     -    the surrender charge

Where a decrease causes a partial reduction in an increase or in the initial face amount, we will deduct a proportionate share of the surrender charge for that increase or for the initial face amount.

CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is computed on the date of issue and on each increase in face amount. The maximum surrender charge is a:

     - Deferred administrative charge of $8.50 per $1,000 of initial face amount (or face amount increase) AND

     - Deferred sales charge of 28.5% of payments received up to the guideline annual premium (GAP)

A further limitation is imposed based on the Standard Non-Forfeiture Law of each state. The maximum surrender charges at the date of issue and on each increase in face amount are shown in the table below. During the first two Policy years following the date of issue or an increase in face amount, the surrender charge may be less than the maximum.

The maximum surrender charge is level for the first 24 Policy months, reduces by 1/96th for the next 96 Policy months, reaching zero at the end of ten Policy years.

The Factors used to compute the maximum surrender charges vary with the issue age and underwriting class (Smoker) as indicated in the table below.

                 MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

    AGE AT
   ISSUE OR          MALE          MALE       FEMALE        FEMALE       UNISEX       UNISEX
   INCREASE        NONSMOKER      SMOKER     NONSMOKER      SMOKER     NONSMOKER      SMOKER
   --------        ---------      ------     ---------      ------     ---------      ------
       0               N/A           9.44       N/A           9.21        N/A           9.39
       1               N/A           9.43       N/A           9.20        N/A           9.38
       2               N/A           9.46       N/A           9.23        N/A           9.41
       3               N/A           9.49       N/A           9.25        N/A           9.45
       4               N/A           9.53       N/A           9.28        N/A           9.48
       5               N/A           9.57       N/A           9.31        N/A           9.52
       6               N/A           9.62       N/A           9.34        N/A           9.56
       7               N/A           9.66       N/A           9.38        N/A           9.61
       8               N/A           9.72       N/A           9.41        N/A           9.65
       9               N/A           9.77       N/A           9.45        N/A           9.71
      10               N/A           9.83       N/A           9.49        N/A           9.76
      11               N/A           9.89       N/A           9.53        N/A           9.82
      12               N/A           9.95       N/A           9.58        N/A           9.88
      13               N/A          10.02       N/A           9.62        N/A           9.94
      14               N/A          10.09       N/A           9.67        N/A          10.01
      15               N/A          10.16       N/A           9.72        N/A          10.07
      16               N/A          10.22       N/A           9.78        N/A          10.13
      17               N/A          10.29       N/A           9.83        N/A          10.20
      18              9.90          10.36      9.67           9.89       9.85          10.26
      19              9.95          10.43      9.72           9.95       9.90          10.33
      20             10.00          10.50      9.77          10.01       9.96          10.40
      21             10.06          10.58      9.82          10.07      10.01          10.48
      22             10.12         10.66       9.88          10.14      10.07          10.55
      23             10.19         10.75       9.94          10.21      10.13          10.64
      24             10.25         10.84      10.00          10.29      10.20          10.73
      25             10.33         10.94      10.06          10.37      10.27          10.82
      26             10.41         11.04      10.13          10.46      10.35          10.92
      27             10.49         11.16      10.21          10.54      10.43          11.03
      28             10.58         11.28      10.28          10.64      10.52          11.15
      29             10.68         11.42      10.37          10.74      10.61          11.28
      30             10.78         11.56      10.45          10.84      10.71          11.41
      31             10.89         11.71      10.54          10.96      10.82          11.55
      32             11.00         11.87      10.64          11.07      10.93          11.70
      33             11.12         12.03      10.74          11.20      11.05          11.86
      34             11.25         12.21      10.85          11.33      11.17          12.03
      35             11.39         12.41      10.96          11.47      11.30          12.21
      36             11.54         12.61      11.08          11.61      11.44          12.40
      37             11.69         12.82      11.21          11.77      11.59          12.60
      38             11.85         13.05      11.34          11.93      11.75          12.82
      39             12.03         13.29      11.48          12.10      11.92          13.04
      40             12.21         13.54      11.63          12.28      12.09          13.28
      41             12.40         13.81      11.79          12.46      12.28          13.53
      42             12.61         14.09      11.95          12.66      12.47          13.79
      43             12.83         14.39      12.12          12.86      12.68          14.07
      44             13.06         14.71      12.30          13.07      12.90          14.36
      45             13.30         15.04      12.50          13.29      13.14          14.67
      46             13.56         15.39      12.70          13.53      13.38          14.99
      47             13.84         15.76      12.91          13.78      13.65          15.33
      48             14.13         16.16      13.14          14.04      13.93          15.69
      49             14.45         16.57      13.38          14.31      14.22          16.08
      50             14.78         17.02      13.64          14.60      14.54          16.48
      51             15.14         17.49      13.91          14.91      14.88          16.91
      52             15.52         17.99      14.20          15.23      15.24          17.37
      53             15.92         18.52      14.50          15.57      15.62          17.85
      54             16.35         19.08      14.82          15.93      16.03          18.36
      55             16.82         19.67      15.17          16.31      16.46          18.90
      56             17.31         20.29      15.53          16.71      16.93          19.47
      57             17.83         20.96      15.92          17.14      17.42          20.07
      58             18.39         21.66      16.34          17.60      17.95          20.70
      59             18.99         22.41      16.79          18.09      18.51          21.38
      60             19.63         23.20      17.28          18.62      19.11          22.10
      61             20.32         24.05      17.80          19.20      19.76          22.87
      62             21.06         24.96      18.37          19.81      20.46          23.68
      63             21.85         25.92      18.98          20.48      21.20          24.55
      64             22.69         26.94      19.63          21.18      22.00          25.47
      65             23.60         28.01      20.33          21.94      22.85          26.44
      66             24.57         29.15      21.08          22.74      23.77          27.46
      67             25.61         30.35      21.88          23.60      24.74          28.54
      68             26.73         31.63      22.75          24.52      25.80          29.69
      69             27.93         33.00      23.70          25.53      26.93          30.92
      70             29.23         34.46      24.74          26.63      28.16          32.24
      71             30.64         36.02      25.88          27.83      29.48          33.65
      72             32.13         37.70      27.13          29.15      30.90          35.17
      73             33.75         39.48      28.48          30.59      32.44          36.79
      74             35.49         41.35      29.96          32.13      34.09          38.50
      75             37.33         43.32      31.56          33.79      35.85          40.30
      76             39.30         45.37      33.29          35.57      37.73          42.18
      77             41.40         47.52      35.16          37.48      39.74          44.16
      78             43.65         49.76      37.21          39.54      41.91          46.26
      79             46.08         52.15      39.45          41.79      44.25          48.51
      80             48.73         54.71      41.92          44.25      46.82          50.93

EXAMPLES

For the purposes of these examples, assume that a male, Age 35, non-smoker purchases a $100,000 Policy. In this example the guideline annual premium ("GAP") equals $1,014.21. His maximum surrender charge is calculated as follows:

Maximum surrender charge per table (11.39 X 100)                      $1,139.00

During the first two Policy years after the date of issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

       (1)    Deferred administrative charge                            $850.00
              ($8.50/$1,000 of Face Amount)

       (2)    Deferred sales charge                                      Varies
              (not to exceed 29% of Premiums received, up to one GAP)
                                                                ---------------

                                                             Sum of (1) and (2)

The maximum surrender charge is $1,139.00. All payments are associated with the initial face amount unless the face amount is increased.

Example 1:

Assume the Policy Owner surrenders the Policy in the 10th Policy month, having paid total payments of $900. The surrender charge would be $1,106.50.

Example 2:

  Assume the Policy Owner surrenders the Policy in the 60th month. Also assume that after the 24th Policy month, the maximum surrender charge decreases by 1/96 per month thereby reaching zero

                             PERFORMANCE INFORMATION

PRODUCT PERFORMANCE

The Policies were first offered to the public in 1994 by Allmerica Financial and in 1999 by First Allmerica. However, we may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence (Table I and Table III), and based on the periods that the Underlying Funds have been in existence (Table II and Table
IV). The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts and the Funds.

The returns in the tables reflect the charges assessed against the Separate Account (e.g., the mortality and expense risk charge and the administration charge) and all charges and expenses of the Underlying Funds. However, the payment expense charge, the charges that vary with each Policy because they are based on certain factors that vary with the individual characteristics of the Insured (e.g., the Monthly Deduction and Surrender Charges), and transaction charges are not reflected in the rates of return shown below. If these charges were deducted, the returns in the Tables would have been significantly lower. The tables do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges.

Total return and average annual total return are based on historical earnings and are not intended to indicate future performance. "Total Return" is the total income generated net of certain expenses and charges. In each table below, "One-Year Total Return" refers to the total of the income generated by a sub-account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 2002. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

Performance information for any sub-account reflects only the performance of a hypothetical investment in the sub-account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in reviewing market conditions during a period and in considering a fund's success in meeting its investment objectives.

OTHER PERFORMANCE INFORMATION

We may compare performance information for a sub-account in reports and promotional literature to:

     -    Standard & Poor's 500 Composite Stock Price Index ("S&P 500")
     -    Dow Jones Industrial Average ("DJIA")
     -    Shearson Lehman Aggregate Bond Index
     - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets
     - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.
     - Other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria
     -    The Consumer Price Index

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and fund management costs and expenses.

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

     - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)
     - The advantages and disadvantages of investing in tax-deferred and taxable investments
     -    Customer profiles and hypothetical payment and investment scenarios

     -    Financial management and tax and retirement planning
     - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                                     TABLE I
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                       SINCE INCEPTION OF THE SUB-ACCOUNT

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT THE PREMIUM EXPENSE CHARGE, MONTHLY CHARGES UNDER THE POLICY, SURRENDER CHARGES, OR TRANSACTION CHARGES. IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER IN THE TABLE BELOW. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.

                                                                                                           10 YEARS
                                                                SUB-ACCOUNT      FOR YEAR                 OR LIFE OF
                                                                 INCEPTION        ENDED          5       SUB-ACCOUNT
                                                                    DATE         12/31/02      YEARS      (IF LESS)
-----------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund (Service Shares)                            05/01/01
AIT Money Market Fund (Service Shares)                            05/01/95
AIT Select Aggressive Growth Fund (Service Shares)                05/01/95
AIT Select Capital Appreciation Fund (Service Shares)             05/01/95
AIT Select Emerging Markets Fund (Service Shares)                 02/20/98
AIT Select Growth and Income Fund (Service Shares)                05/01/95
AIT Select Growth Fund (Service Shares)                           05/01/95
AIT Select International Equity Fund (Service Shares)             05/01/95
AIT Select Investment Grade Income Fund (Service Shares)          05/01/95
AIT Select Strategic Growth Fund (Service Shares)                 02/20/98
AIT Select Strategic Income Fund (Service Shares)                 05/01/01
AIT Select Value Opportunity Fund (Service Shares)                02/20/98
AIM V.I. Aggressive Growth Fund                                   05/01/01
Alliance Growth and Income Portfolio (Class B)                    05/01/01
Alliance Premier Growth Portfolio (Class B)                       05/01/01
Fidelity VIP Equity-Income Portfolio                              05/01/95
Fidelity VIP Growth Portfolio                                     05/01/95
Fidelity VIP High Income Portfolio                                05/01/95
FT VIP Franklin Small Cap Fund (Class 2)                          05/01/01
FT VIP Mutual Shares Securities Fund (Class 2)                    05/01/01
INVESCO VIF Health Sciences Fund                                  05/01/01
Janus Aspen Growth Portfolio (Service Shares)                     05/01/01
T. Rowe Price International Stock Portfolio                       08/23/95

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                    TABLE II
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                   SINCE INCEPTION OF THE UNDERLYING FUNDS(1)

The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges THE DATA DOES NOT REFLECT THE PREMIUM EXPENSE CHARGE, MONTHLY CHARGES UNDER THE POLICY, SURRENDER CHARGES, OR TRANSACTION CHARGES. IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER IN THE TABLE BELOW. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                                         10 YEARS OR
                                                                    FUND       FOR YEAR        5          LIFE OF
                                                                 INCEPTION       ENDED                     FUND
                                                                    DATE       12/31/02      YEARS       (IF LESS)
---------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund (Service Shares)*                           09/28/90
AIT Money Market Fund (Service Shares)*                           04/29/85
AIT Select Aggressive Growth Fund (Service Shares)*               08/21/92
AIT Select Capital Appreciation Fund (Service Shares)*            04/28/95
AIT Select Emerging Markets Fund (Service Shares)*                02/20/98
AIT Select Growth and Income Fund (Service Shares)*               08/21/92
AIT Select Growth Fund (Service Shares)*                          08/21/92
AIT Select International Equity Fund (Service Shares)*            05/02/94
AIT Select Investment Grade Income Fund (Service Shares)*         04/29/85
AIT Select Strategic Growth Fund (Service Shares)*                02/20/98
AIT Select Strategic Income Fund (Service Shares)*                07/03/00
AIT Select Value Opportunity Fund (Service Shares)*               04/30/93
AIM V.I. Aggressive Growth Fund                                   05/01/98
Alliance Growth and Income Portfolio (Class B)*                   01/14/91
Alliance Premier Growth Portfolio (Class B)*                      06/26/92
Fidelity VIP Equity-Income Portfolio                              10/09/86
Fidelity VIP Growth Portfolio                                     10/09/86
Fidelity VIP High Income Portfolio                                09/19/85
FT VIP Franklin Small Cap Fund (Class 2)*                         11/01/95
FT VIP Mutual Shares Securities Fund (Class 2)*                   11/08/96
INVESCO VIF Health Sciences Fund                                  05/22/97
Janus Aspen Growth Portfolio (Service Shares)*                    09/13/93
T. Rowe Price International Stock Portfolio                       03/31/94

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                    TABLE III
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                       SINCE INCEPTION OF THE SUB-ACCOUNT

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT THE PREMIUM EXPENSE CHARGE, MONTHLY CHARGES UNDER THE POLICY, SURRENDER CHARGES, OR TRANSACTION CHARGES. IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER IN THE TABLE BELOW. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.

                                                                                                           10 YEARS
                                                                SUB-ACCOUNT     FOR YEAR                  OR LIFE OF
                                                                 INCEPTION        ENDED          5       SUB-ACCOUNT
                                                                   DATE         12/31/02       YEARS      (IF LESS)
-----------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund (Service Shares)                           05/01/01
AIT Money Market Fund (Service Shares)                           01/04/99
AIT Select Aggressive Growth Fund (Service Shares)               01/04/99
AIT Select Capital Appreciation Fund (Service Shares)            01/04/99
AIT Select Emerging Markets Fund (Service Shares)                01/04/99
AIT Select Growth and Income Fund (Service Shares)               01/04/99
AIT Select Growth Fund (Service Shares)                          01/04/99
AIT Select International Equity Fund (Service Shares)            01/04/99
AIT Select Investment Grade Income Fund (Service Shares)         01/04/99
AIT Select Strategic Growth Fund (Service Shares)                01/04/99
AIT Select Strategic Income Fund (Service Shares)                05/01/01
AIT Select Value Opportunity Fund (Service Shares)               01/04/99
AIM V.I. Aggressive Growth Fund                                  05/01/01
Alliance Growth and Income Portfolio (Class B)                   05/01/01
Alliance Premier Growth Portfolio (Class B)                      05/01/01
Fidelity VIP Equity-Income Portfolio                             01/04/99
Fidelity VIP Growth Portfolio                                    01/04/99
Fidelity VIP High Income Portfolio                               01/04/99
FT VIP Franklin Small Cap Fund (Class 2)                         05/01/01
FT VIP Mutual Shares Securities Fund (Class 2)                   05/01/01
INVESCO VIF Health Sciences Fund                                 05/01/01
Janus Aspen Growth Portfolio (Service Shares)                    05/01/01
T. Rowe Price International Stock Portfolio                      01/04/99

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                    TABLE IV
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                   SINCE INCEPTION OF THE UNDERLYING FUNDS(1)

The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges THE DATA DOES NOT REFLECT THE PREMIUM EXPENSE CHARGE, MONTHLY CHARGES UNDER THE POLICY, SURRENDER CHARGES, OR TRANSACTION CHARGES. IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER IN THE TABLE BELOW. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                                           10 YEARS
                                                                    FUND        FOR YEAR                  OR LIFE OF
                                                                 INCEPTION        ENDED          5           FUND
                                                                    DATE        12/31/02       YEARS      (IF LESS)
-----------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund (Service Shares)*                           09/28/90
AIT Money Market Fund (Service Shares)*                           04/29/85
AIT Select Aggressive Growth Fund (Service Shares)*               08/21/92
AIT Select Capital Appreciation Fund (Service Shares)*            04/28/95
AIT Select Emerging Markets Fund (Service Shares)*                02/20/98
AIT Select Growth and Income Fund (Service Shares)*               08/21/92
AIT Select Growth Fund (Service Shares)*                          08/21/92
AIT Select International Equity Fund (Service Shares)*            05/02/94
AIT Select Investment Grade Income Fund (Service Shares)*         04/29/85
AIT Select Strategic Growth Fund (Service Shares)*                02/20/98
AIT Select Strategic Income Fund (Service Shares)*                07/03/00
AIT Select Value Opportunity Fund (Service Shares)*               04/30/93
AIM V.I. Aggressive Growth Fund                                   05/01/98
Alliance Growth and Income Portfolio (Class B)*                   01/14/91
Alliance Premier Growth Portfolio (Class B)*                      06/26/92
Fidelity VIP Equity-Income Portfolio                              10/09/86
Fidelity VIP Growth Portfolio                                     10/09/86
Fidelity VIP High Income Portfolio                                09/19/85
FT VIP Franklin Small Cap Fund (Class 2)*                         11/01/95
FT VIP Mutual Shares Securities Fund (Class 2)*                   11/08/96
INVESCO VIF Health Sciences Fund                                  05/22/97
Janus Aspen Growth Portfolio (Service Shares)*                    09/13/93
T. Rowe Price International Stock Portfolio                       03/31/94

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                              FINANCIAL STATEMENTS

The independent accountants of Allmerica Financial Life Insurance and Annuity Company and the Allmerica Select Separate Account II of Allmerica Financial Life Insurance and Annuity Company is PricewaterhouseCoopers LLP. The financial statements of Allmerica Financial as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the financial statements of Allmerica Select Separate Account II of Allmerica Financial as of December 31, 2002 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The independent accountants of First Allmerica Financial Life Insurance Company and the Allmerica Select Separate Account II of First Allmerica Financial Life Insurance Company is PricewaterhouseCoopers LLP. The financial statements of First Allmerica as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the financial statements of Allmerica Select Separate Account II of First Allmerica as of December 31, 2002 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of Allmerica Financial and First Allmerica included herein should be considered only as bearing on the ability of each company to meet its obligations under the Policies.

ITEM 27. EXHIBITS

     (A)  BOARD OF DIRECTORS RESOLUTION.

               Certified copy of Resolutions of the Board of Directors of the Company of October 12, 1993 establishing the Allmerica Select Separate Account II was previously filed on April 16, 1998 in Post-Effective Amendment No.5 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (B)  CUSTODIAN AGREEMENTS.

               Not Applicable.

     (C)  UNDERWRITING CONTRACTS.

               (1) Underwriting and Administrative Services Agreement between the Company and Allmerica Investments, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No.5 of this Registration Statement on Form S-6, and is incorporated by reference herein.

               (2) Registered Representatives/Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No.5 of this Registration Statement on Form S-6, and is incorporated by reference herein.

               (3) Sales Agreements (Select) were previously filed on April 16, 1998 in Post-Effective Amendment No.5 of this Registration Statement on Form S-6, and are incorporated by reference herein.

               (4) Commission Schedule was previously filed on April 16, 1998 in Post-Effective Amendment No.5 of this Registration Statement on Form S-6, and is incorporated by reference herein.

               (5) General Agent's Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No.5 of this Registration Statement on Form S-6, and is incorporated by reference herein.

               (6) Career Agent Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No.5 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (D)  POLICY.

               (1) Policy and Policy riders were previously filed on April 16, 1998 in Post-Effective Amendment No. 5 of this Registration Statement on Form S-6, and are incorporated by reference herein.

               (2) 403(b) Life Insurance Policy Endorsement and Riders were previously filed on April 16, 1998 in Post-Effective Amendment No. 5 of this Registration Statement on Form S-6, and are incorporated by reference herein.

     (E)  APPLICATION.

              Application was previously filed on April 16, 1998 in Post-Effective Amendment No.5 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (F)  DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.

              Articles of Incorporation and Bylaws, as amended, of the Company were previously filed on October 1, 1995 in Post-Effective Amendment No. 1 of this Registration Statement on Form S-6, and are incorporated by reference herein.

     (G)  REINSURANCE CONTRACTS.

               (1) Reinsurance contract dated January 1, 2001 among First Allmerica Financial Life Insurance Company and General & Cologne Life Re of America was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (2) Reinsurance contract dated January 1, 2001 among Allmerica Financial Life Insurance and Annuity Company and Reinsurance Company of Missouri, Inc. was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (3) Reinsurance contract dated July 1, 2000 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America (Swiss Re) was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (4) Reinsurance contract dated April 1, 2000 among First Allmerica Financial Life Insurance Company and Munich American Reinsurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (5) Reinsurance contract dated January 1, 2000 among First Allmerica Financial Life Insurance Company and Security Life of Denver Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (6) Reinsurance contract dated January 1, 2000 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America (Swiss Re) was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (7) Reinsurance contract dated November 1, 1999 among First Allmerica Financial Life Insurance Company and RGA Reinsurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (8) Reinsurance contract dated January 1, 1999 among First Allmerica Financial Life Insurance Company and AXA Re Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (9) Reinsurance contract dated January 1, 1998 among Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (10) Reinsurance contract dated April 1, 1996 among First
                    Allmerica Financial Life Insurance Company and Transamerica Occidental Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (11) Reinsurance contract dated March 1, 1996 among First
                    Allmerica Financial Life Insurance Company and Northwestern National Life Insurance Company was previously filed in February 2003 in Post-Effective

                    Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (12) Reinsurance contract dated March 1, 1996 among First
                    Allmerica Financial Life Insurance Company and Connecticut General Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (13) Reinsurance contract dated November 22, 1995 among First
                    Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (14) Reinsurance contract dated January 1, 1995 among State
                    Mutual Life Assurance Company of America and Life Reinsurance Corporation of America was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (15) Reinsurance contract dated January 1, 1994 among State
                    Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (16) Reinsurance contract dated January 1, 1993 among State
                    Mutual Life Assurance Company of America and Life Reassurance Corporation of America was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (17) Reinsurance contract dated January 1, 1993 among State
                    Mutual Life Assurance Company and The Cologne Life Reinsurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (18) Reinsurance contract dated February 26, 1991 among State
                    Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (19) Reinsurance contract dated May 1, 1989 among State Mutual
                    Life Assurance Company of America and General American Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (20) Reinsurance contract dated May 1, 1989 among State Mutual
                    Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (21) Reinsurance contract dated July 1, 1986 among State Mutual
                    Life Assurance Company of America and General American Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (22) Reinsurance contract dated August 1, 1983 among State Mutual
                    Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (23) Reinsurance contract dated August 1, 1983 among State Mutual
                    Life Assurance Company and Connecticut General Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (24) Reinsurance contract dated August 1, 1983 among State Mutual
                    Life Assurance Company and Cologne Life Reinsurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (H)  PARTICIPATION AGREEMENTS.

               (1) Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466 on Form S-6, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on April 12, 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466 on Form S-6, and is incorporated by reference herein.

               (2) Amendment dated May 1, 2002 to the AIM Participation Agreement is filed herewith. Participation Agreement between the Company and AIM Variable Insurance Funds was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to Registration Statement No. 333-93031/811-09631 on Form S-6, and is incorporated by referenced herein.

               (3) Amendment dated May 1, 2002 to the Alliance Amended and Restated Participation Agreement was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466 on Form S-6, and is incorporated by reference herein. Merger and Consolidated Agreement and Amended and Restated Participation Agreement between the Company and Alliance Variable Products Series Fund, Inc. dated August 1, 2000 was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein.

               (4) Amendment dated May 1,2001 to the Fidelity VIP Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund, as amended, was previously filed on April 16, 1998 in Post-Effective Amendment No.5 on Form S-6, and is incorporated by reference herein.

               (5) Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466 on Form S-6, and is incorporated by reference herein. Franklin Templeton Participation Agreement was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to Registration Statement No. 333-93031/811-09631 on Form S-6, and is incorporated by reference herein.

               (6) Amendment dated October 31, 2001 to the INVESCO Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement between the Company and INVESCO Variable Investment Funds, Inc. was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement No. 333-84879/811-09529 on Form S-6, and are incorporated by reference herein.

               (7) Amendment dated February 25, 2000 to the Janus Aspen Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement between the Company and Janus was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein.

               (8) Amendment to Schedule A dated October 1, 2000 of Participation Agreement with T. Rowe Price International Series, Inc. was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No.5 on Form S-6, and is incorporated by reference herein.

               (9) Fidelity Service Agreement, effective as of November 1, 1995, was previously filed on April 30, 1996 in Post-Effective Amendment No. 2 on Form S-6, and is incorporated by reference herein.

               (10) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 3 on Form S-6, and is incorporated by reference herein.

               (11) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 3 on Form S-6, and is incorporated by reference herein.

               (12) Service Agreement with Rowe-Price Fleming International,
                    Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No.5 on Form S-6, and is incorporated by reference herein.

     (I)  ADMINISTRATIVE CONTRACTS.

               (1) Service Agreement dated March 1, 2001 between Boston Financial Data Services, Inc. and Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (2)  Directors' Power of Attorney is filed herewith.

     (J)  OTHER MATERIAL CONTRACTS.

               Not Applicable.

     (K)  LEGAL OPINION.

               Opinion of Counsel is filed herewith.

     (L)  ACTUARIAL OPINION.

               Not Applicable. The Registration Statement does not include illustrations.

     (M)  CALCULATION.

               Not Applicable. The Registration Statement does not include illustrations.

     (N)  OTHER OPINIONS.

               Consent of Independent Accountants will be filed by Post-Effective Amendment.

     (O)  OMITTED FINANCIAL STATEMENTS.

               Financial Statements included in Part B
               Financial Statements for Allmerica Financial Life Insurance and Annuity Company and Financial Statements for the Allmerica Select Separate Account II of Allmerica Financial Life Insurance and Annuity Company will be filed by Post-Effective Amendment.

     (P)  INITIAL CAPITAL AGREEMENT.

               Not Applicable.

     (Q)  REDEEMABILITY EXEMPTION.

               Not Applicable. Any such disclosures are included in the prospectus and/or SAI.


ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                 President and Chief Executive Officer (since 2002) of First
    Director, President and                 Allmerica; Director (since 2001) and Vice President (since 2000)
    Chief Executive Officer                 of First Allmerica; Senior Vice President of Life and Annuity
                                            Products (1997-1999) for The Equitable Life Assurance Society

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of Opus Investment Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Vice President & Treasurer              Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

                                          -------------------------------
                                          ALLMERICA FINANCIAL CORPORATION

                                                     DELAWARE
                                          -------------------------------
                                                         |
                                                         |
--------------------------------------------------------------------------------------------------------------------
100%                100%              100%                      100%           100%              100%           100%
-----------------  ----------------  --------------  ----------------  ------------  -----------------  -------------
     Opus                                               Allmerica
   Investment         Financial         Allmerica     Financial Life    AFC Capital    VeraVest, Inc.     First
Management, Inc.    Profiles, Inc.    Funding Corp    Insurance and       Trust I                        Sterling
                                                         Annuity                                          Limited
                                                         Company

 Massachusetts       California       Massachusetts   Massachusetts      Delaware      Massachusetts     Bermuda
-----------------  ----------------  --------------  ----------------  ------------  -----------------  -------------
  |                                                         |                                                |
  |                                                         |                                                |
  |                                                         |                                                |
  |                                                         |                                                   100%
  |                                                         |                                         --------------
  |                                                         |                                         First Sterling
  |                                                         |                                          Reinsurance
  |                                                         |                                            Company
  |                                                         |                                            Limited
  |                                                         |
  |                                                         |                                             Bermuda
  |                                                         |                                         --------------
  |                                                         |
  |  -------------------------------------------------------------------------------------------------------------------------------
  |          100%         100%          100%          100%         100%       100%         100%        100%         100%        100%
  |  ------------- ------------- ------------- ------------- -------- --------------- ---------- ----------- ---------- ------------
  |                                Allmerica     Allmerica   Allmerica     First     Allmerica   Allmerica   Allmerica    Allmerica
  |     VeraVest     VeraVest      Financial     Financial  Investments  Allmerica  Investments  Investment  Investment  Investments
  |   Investments,  Investment    Investment      Services   Insurance   Financial   Insurance   Insurance   Insurance    Insurance
  |      Inc.        Advisors,    Management     Insurance  Agency Inc.    Life      Agency of   Agency Inc.   Agency    Agency Inc.
  |                    Inc.        Services,      Agency,   of Alabama   Insurance    Florida,   of Georgia    Inc. of        of
  |                                   Inc.          Inc.                  Company      Inc.                   Kentucky   Mississippi
  |
  |  Massachusetts Massachusetts Massachusetts Massachusetts Alabama   Massachusetts  Florida     Georgia     Kentucky   Mississippi
  |  ------------- ------------- ------------- ------------- -------- --------------- ---------- ----------- ---------- ------------
  |                                                                          |
  |                                                                          |
---------------------------------------------------------------------   ---------------------------
         100%            100%         100%         100%          100%             100%         100%
--------------  ------------- ------------- -------------- ----------   --------------- -----------
  Allmerica       Allmerica         The       Allmerica      Citizens      Advantage      Allmerica
Benefits, Inc.      Asset         Hanover     Financial     Insurance      Insurance        Trust
                  Management,    Insurance    Insurance    Company of    Network, Inc.     Company,
                   Limited        Company      Brokers,     Illinois                         N.A.
                                                 Inc.

  Florida          Bermuda    New Hampshire  Massachusetts  Illinois       Delaware       Federally
                                                                                          Chartered
--------------  ------------- ------------- -------------- ----------   --------------- -----------
                                     |
                                     |
------------------------------------------------------------------------------------------------------------------------------------
      100%        100%            100%         100%           100%         100%            100%        100%        100%         100%
--------- --------------- ------------- ----------- -------------- -------------- --------------- ---------- ----------- -----------
Allmerica   Allmerica     The Hanover     Hanover    Massachusetts    Allmerica     AMGRO, Inc.   Citizens    Citizens     Citizens
Financial      Plus         American       Texas     Bay Insurance    Financial                   Insurance   Insurance    Insurance
 Benefit    Insurance      Insurance     Insurance      Company        Alliance                    Company   Company of   Company of
Insurance  Agency, Inc.     Company      Management                   Insurance                    of Ohio     America   the Midwest
 Company                                  Company,                     Company
                                            Inc.
Michigan   Massachusetts  New Hampshire    Texas     New Hampshire  New Hampshire  Massachusetts    Ohio      Michigan     Indiana
--------- --------------- ------------- ----------- -------------- -------------- --------------- ---------- ----------- -----------
                                                                                         |                        |
                                                                                         |                        |
                                                                             ----------------------------     ---------
                                                                                      100%           100%           100%
                                                                             --------------  ------------     ---------
                                                                                Lloyds           AMGRO         Citizens
                                                                                Credit        Receivables     Management
                                                                             Corporation      Corporation        Inc.

                                                                             Massachusetts      Delaware       Delaware
                                                                             --------------  ------------     ---------


                                                                                      --------------------
                                                                                             Hanover
                                                                                             Lloyd's
                                                                                            Insurance
                                                                                             Company

                                                                                              Texas
                                                                                      --------------------

                                                                                      Affiliated Lloyd's plan company, controlled by
                                                                                      Underwriters for the benefit of The Hanover
                                                                                      Insurance Company

                                                                                      --------------------   ---------------------
                                                                                             Allmerica            Allmerica
                                                                                         Investment Trust      Securities Trust

                                                                                          Massachusetts          Massachusetts
                                                                                      --------------------   ---------------------

                                                                                      Affiliated Management Investment Companies

                                                                                                   ------------------
                                                                                                     AAM High Yield
                                                                                                       Fund, L.L.C.

                                                                                                      Massachusetts
                                                                                                   ------------------

                                                                                      L.P. or L.L.C. established for the benefit
                                                                                      of First Allmerica, Allmerica Financial Life,
                                                                                      Hanover and Citizens

                                                                      ----------------      -----------------     ----------------
                                                                                                Greendale
                                                                      Allmerica Equity           Special                 AAM
                                                                         Index Pool          Placements Fund         Equity Fund

                                                                       Massachusetts          Massachusetts         Massachusetts
                                                                      ----------------      -----------------     ----------------

                                                                      Grantor Trusts established for the benefit of First Allmerica,
                                                                      Allmerica Financial Life, Hanover and Citizens


January 3, 2003

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


            NAME                                       ADDRESS                         TYPE OF BUSINESS
            ----                                       -------                         ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Life Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Limited               440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

            NAME                                       ADDRESS                         TYPE OF BUSINESS
            ----                                       -------                         ----------------
Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company                               Worcester MA 01653              insurance, annuities, variable
                                                                                  annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Investment corporation
                                                  Worcester MA 01653
Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Trust                        440 Lincoln Street              Investment  Trust
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Trust
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

            NAME                                       ADDRESS                         TYPE OF BUSINESS
            ----                                       -------                         ----------------
Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O.Box 342250                  insurance
                                                  Columbus, OH  43234

Citizens Management, Inc.
(formerly Sterling Risk Management                440 Lincoln Street              Risk management services
Services, Inc.)                                   Worcester, MA 01653

Financial Profiles, Inc.                          5421 Avenida Encinas            Software company
                                                  Suite A
                                                  Carlsbad, CA  92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company                                           Worcester MA 01653              and health insurance company

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Pkwy.              Insurance Company
                                                  Dallas, TX  75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road               Multi-line property and casualty
                                                  Suite 500                       insurance
                                                  Dallas TX 75231

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

            NAME                                       ADDRESS                         TYPE OF BUSINESS
            ----                                       -------                         ----------------
Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Opus Investment Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

VeraVest Investment Advisors, Inc.                440 Lincoln Street              Investment advisory services
(formerly know as Allmerica Investment            Worcester, MA 01653
Management Company, Inc.)

VeraVest Investments, Inc.                        440 Lincoln Street              Securities, retail broker-dealer
(formerly known as Allmerica                      Worcester, MA 01653
Investments, Inc.)


ITEM 30. INDEMNIFICATION

     RULE 484 UNDERTAKING - Article VIII of Registrant's Bylaws provides: "Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit, or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise."

     Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public Policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 31. PRINCIPAL UNDERWRITERS

     (A) VeraVest Investments, Inc. also acts as a principal underwriter for the following:

               - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

               - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate

                    Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

               -    Allmerica Investment Trust

     (B) The Principal Business Address of each of the following Directors and Officers of VeraVest Investments, Inc. is 440 Lincoln Street, Worcester, Massachusetts 01653.

                    NAME             POSITION OR OFFICE WITH UNDERWRITER
                    ----             -----------------------------------

           Emil J. Aberizk, Jr.      Vice President

           Michael J. Brodeur        Vice President

           Charles F. Cronin         Secretary/Clerk

           Claudia J. Eckels         Vice President

           J. Kendall Huber          Director

           Mark A. Hug               Director and Vice President

           Richard M. LaVista        President

           Mark C. McGivney          Treasurer

           William F. Monroe, Jr.    Vice President and Chief Compliance Officer

           K. David Nunley           Vice President

           Jeffrey S. Rano           Vice President and Chief Financial Officer

           Robert Scheinerman        Vice President

     (C) As indicated in Part B (Statement of Additional Information), in response to Item 17, there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2002. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.


ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder, are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.


ITEM 33. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 34. FEE REPRESENTATION (pursuant to Section 26(e) of the Investment Company Act of 1940)

     The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 3rd day of February, 2003.

                      ALLMERICA SELECT SEPARATE ACCOUNT II
            OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                          By: /s/ Charles F. Cronin
                                              ---------------------
                                          Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                    TITLE                                                         DATE
----------                    -----                                                         ----

/s/ Warren E. Barnes          Vice President and Corporate Controller                       February 3, 2003
--------------------------
Warren E. Barnes

Bruce C. Anderson*            Director and Vice President                                   February 3, 2003
--------------------------

J. Kendall Huber*             Director, Vice President and General Counsel                  February 3, 2003
--------------------------

Mark A. Hug*                  Director, President and Chief Executive Officer               February 3, 2003
--------------------------

John P. Kavanaugh*            Director, Vice President and Chief Investment Officer         February 3, 2003
--------------------------

Edward J. Parry III*          Director, Vice President and Chief Financial Officer          February 3, 2003
--------------------------

Robert P. Restrepo, Jr.*      Director                                                      February 3, 2003
--------------------------

Gregory D. Tranter*           Director and Vice President                                   February 3, 2003
--------------------------


* Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated January 6, 2003 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-83604)

                             FORM N-6 EXHIBIT TABLE

Exhibit (H)(2)   Amendment dated May 1, 2002 to the AIM Participation Agreement

Exhibit (I)(2)   Directors' Power of Attorney

Exhibit (K)      Opinion of Counsel